Alliance
Municipal
Income
Portfolios

The Alliance Municipal Income Portfolios seek to provide the highest level of income exempt from federal and state tax that is available without assuming undue risk.

Prospectus and Application

February 1, 2002

      Alliance Municipal Portfolios

      >     National Portfolio
      >     Insured National Portfolio
      >     California Portfolio
      >     Insured California Portfolio
      >     Arizona Portfolio
      >     Florida Portfolio
      >     Massachusetts Portfolio
      >     Michigan Portfolio
      >     Minnesota Portfolio
      >     New Jersey Portfolio
      >     New York Portfolio
      >     Ohio Portfolio
      >     Pennsylvania Portfolio
      >     Virginia Portfolio

      Alliance Intermediate Municipal Portfolios

      >     Intermediate Diversified Municipal Portfolio
      >     Intermediate California Municipal Portfolio
      >     Intermediate New York Municipal Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                      Alliance Capital [LOGO](R)

Investment Products Offered
---------------------------
> Are Not FDIC Insured
> May Lose Value
> Are Not Bank Guaranteed
---------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page

RISK/RETURN SUMMARY .......................................................    3

Investment Objectives, and Principal Policies and
  Risks ...................................................................    4
Performance and Bar Chart Information .....................................    5
Summary of Principal Risks ................................................   22

FEES AND EXPENSES OF THE PORTFOLIOS .......................................   23

GLOSSARY ..................................................................   26

DESCRIPTION OF THE PORTFOLIOS .............................................   27

Investment Objectives .....................................................   27
Principal Policies ........................................................   27
Description of Additional Investment Practices ............................   30
Additional Risk Considerations ............................................   34

MANAGEMENT OF THE PORTFOLIOs ..............................................   35

PURCHASE AND SALE OF SHARES ...............................................   35

How The Portfolios Value Their Shares .....................................   35
How To Buy Shares .........................................................   36
How To Exchange Shares ....................................................   36
How To Sell Shares ........................................................   36

DIVIDENDS, DISTRIBUTIONS and TAXES ........................................   37

DISTRIBUTION ARRANGEMENTS .................................................   38

GENERAL INFORMATION .......................................................   40

FINANCIAL HIGHLIGHTS ......................................................   41

The Portfolios' investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

RISK/RETURN SUMMARY

The following is a summary of certain key information about the Alliance Municipal Income Portfolios. The Alliance Municipal Portfolios and the Alliance Intermediate Municipal Portfolios are together referred to in this Prospectus as the "Portfolios". You will find additional information about each Portfolio, including a detailed description of the risks of an investment in each Portfolio, after this Summary.

The Risk/Return Summary describes the Portfolios' objectives, principal investment policies, principal risks and fees. The Summary includes a short discussion of some of the principal risks of investing in each Portfolio. A further discussion of these and other risks begins on page 22.

More detailed descriptions of the Portfolios, including the risks associated with investing in the Portfolios, can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest.

INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES AND RISKS

Investment Objectives

Alliance Municipal Portfolios:

The investment objective of each Alliance Municipal Portfolio, except the Insured California Portfolio, is to earn the highest level of current income, exempt from Federal and state taxation to the extent described in this Prospectus, that is available without assuming what Alliance considers to be undue risk, by investing principally in high-yielding, predominantly medium quality, municipal securities. The investment objective of the Insured California Portfolio is to provide as high a level of current income, exempt from Federal income tax and California personal income tax, as is consistent with preservation of capital.

Alliance Intermediate Municipal Portfolios:

The investment objective of each Alliance Intermediate Municipal Portfolio is to provide safety of principal and maximize total return after taking account of federal taxes (and, in the case of the Intermediate California Municipal Portfolio, California state taxes and in the case of the Intermediate New York Municipal Portfolio, New York state and local taxes).

Principal Policies

Alliance Municipal Portfolios:

Each Alliance Municipal Portfolio pursues its objective by investing principally in high-yielding, predominantly medium quality, municipal securities with interest that is exempt from federal income tax, although these securities may pay interest that is subject to the federal Alternative Minumum tax ("AMT") for certain taxpayers. The Insured National Portfolio and the Insured California Portfolio invest principally in municipal securities paying interest that is wholly exempt from federal income taxes, including the AMT ("AMT-Exempt bonds") whereas the other Alliance Municipal Portfolios may invest without limit in municipal securities paying interest subject to AMT ("AMT-Subject bonds"). The average weighted maturity of the securities in each Alliance Municipal Portfolio will normally range between 10 and 30 years.

Each of the Alliance Municipal Portfolios that invest in a named state (the "State Portfolios"), pursues its objective by investing principally in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state's income tax. In addition, each State Portfolio is non-diversified.

Each of the Insured National Portfolio and the Insured California Portfolio also pursues its objective by investing primarily in insured securities.

Each Alliance Municipal Portfolio also may invest in:

o zero coupon municipal securities, and in variable, floating and inverse floating rate municipal securities; and

o     derivatives, such as options, futures, forwards, and swaps.

Alliance Intermediate Municipal Portfolios:

Each Alliance Intermediate Municipal Portfolio pursues its objective by investing principally in municipal securities rated A or better by national rating agencies and comparably rated municipal notes. Each of the Intermediate New York Municipal Portfolio and the Intermediate California Municipal Portfolios (the "Intermediate State Portfolios") also principally invests in a portfolio of municipal securities issued by the named state or its political subdivisions, or otherwise exempt from the named state's income tax. Each Alliance Intermediate Municipal Portfolio seeks to maintain an effective duration of three and one-half to seven years under normal market conditions. Each Intermediate State Portfolio is non-diversified.

Each Alliance Intermediate Municipal Portfolio also may invest in:

o lower-rated fixed-income securities (securities rated BB or B by national rating agencies); and

o     derivatives, such as options, futures, forwards and swaps.

Principal Risks: The principal risks of investing in each Portfolio are interest rate risk, credit risk, municipal market risk and derivatives risk. In addition, the State Portfolios and Intermediate State Portfolios are subject to non-diversification risk. These risks are described below.

PERFORMANCE AND BAR CHART INFORMATION

For each Alliance Municipal Portfolio, the performance table shows the Portfolio's average annual total returns before and (for Class A shares) after taxes and the bar chart shows the Portfolios' annual returns. The table and bar chart provide an indication of the historical risk of an investment in each Portfolio by showing:

o how the Portfolio's average annual total returns, before and (for Class A shares) after taxes, for one, five and 10 years (or over the life of the Portfolio if the Portfolio is less than 10 years old) compare to those of a broad-based securities market index; and

o changes in the Portfolio's performance from year to year over 10 years (or over the life of the Portfolio if the Portfolio is less than 10 years old).

A Portfolio's past performance, before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolios.

National Portfolio
--------------------------------------------------------------------------------

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------

                                                   1          5          10
                                                  Year      Years       Years**
--------------------------------------------------------------------------------
Class           Return Before Taxes               0.41%      3.82%       5.69%
A***            ----------------------------------------------------------------
                Return After Taxes
                  on Distributions                0.37%      3.68%       5.50%
                ----------------------------------------------------------------
                Return After Taxes on
                  Distributions and
                  Sale of Portfolio
                  Shares                          2.27%      4.01%       5.57%
--------------------------------------------------------------------------------
Class B         Return Before Taxes               1.17%      4.02%       5.67%
--------------------------------------------------------------------------------
Class C         Return Before Taxes               3.15%      4.02%       5.43%
--------------------------------------------------------------------------------
Lehman          (reflects no
Brothers          deduction for
Municipal         fees, expenses,
Bond              or taxes)
Index                                             5.13%      5.98%       6.63%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Dates for Class B shares: 1/4/93 and Class C shares: 5/3/93. Performance information for periods prior to the inception of Class B and Class C shares is the performance of the Portfolio's Class A shares adjusted to reflect the higher expense ratios of Class B and Class C shares.
***   After-tax Returns:
      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar graph in the printed material.]

10.43   13.32   -9.64   22.27   4.33   10.00    5.72    -5.89     9.77    4.85
--------------------------------------------------------------------------------
  92      93      94      95     96      97      98       99       00      01
                                                               Calendar Year End

You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:

Best Quarter was up 9.35%, 1st quarter, 1995; and Worst Quarter was down -7.66%, 1st quarter, 1994.

Insured National Portfolio
--------------------------------------------------------------------------------

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------

                                                     1          5          10
                                                   Year       Years      Years**
--------------------------------------------------------------------------------
Class        Return Before Taxes                   0.39%       4.00%      5.73%
A***         -------------------------------------------------------------------
             Return After Taxes
               on Distributions                    0.32%       3.61%      5.31%
             -------------------------------------------------------------------
             Return After Taxes on
               Distributions and
               Sale of Portfolio
               Shares                              1.93%       3.90%      5.39%
--------------------------------------------------------------------------------
Class B      Return Before Taxes                   0.99%       4.15%      5.71%
--------------------------------------------------------------------------------
Class C      Return Before Taxes                   3.10%       4.17%      5.45%
--------------------------------------------------------------------------------
Lehman       (reflects no
Brothers       deduction for
Municipal      fees, expenses,
Bond           or taxes)
Index                                              5.13%       5.98%      6.63%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Dates for Class B shares: 1/4/93 and Class C shares: 5/3/93. Performance information for periods prior to the inception of Class B and Class C shares is the performance of the Portfolio's Class A shares adjusted to reflect the higher expense ratios of Class B and Class C shares.
***   After-tax Returns:
      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar graph in the printed material.]

 9.18   13.04   -9.20    22.45    4.60     9.66     5.62    -6.61   12.05   4.80
--------------------------------------------------------------------------------
  92      93      94       95      96       97       98       99      00     01
                                                               Calendar Year End

You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:

Best Quarter was up 10.33%, 1st quarter, 1995; and Worst Quarter was down -7.29%, 1st quarter, 1994.

California Portfolio
--------------------------------------------------------------------------------

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------

                                                   1            5          10
                                                  Year        Years      Years**
--------------------------------------------------------------------------------
Class        Return Before Taxes                  -0.34%       4.60%       6.05%
A***         -------------------------------------------------------------------
             Return After Taxes
               on Distributions                   -0.41%       4.53%       5.98%
             -------------------------------------------------------------------
             Return After Taxes on
               Distributions and
               Sale of Portfolio
               Shares                              1.70%       4.67%       5.94%
--------------------------------------------------------------------------------
Class B      Return Before Taxes                   0.28%       4.73%       5.99%
--------------------------------------------------------------------------------
Class C      Return Before Taxes                   2.35%       4.75%       5.74%
--------------------------------------------------------------------------------
Lehman       (reflects no
Brothers       deduction for
Municipal      fees, expenses,
Bond           or taxes)
Index                                              5.13%       5.98%       6.63%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Dates for Class B shares: 1/4/93 and Class C shares: 5/3/93. Performance information for periods prior to the inception of Class B and Class C shares is the performance of the Portfolio's Class A shares adjusted to reflect the higher expense ratios of Class B and Class C shares.
***   After-tax Returns:
      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar graph in the printed material.]

 9.42   12.90   -10.10   23.95    4.36    10.89     6.35   -3.30    10.14   4.07
--------------------------------------------------------------------------------
  92      93      94       95      96       97       98       99      00     01
                                                               Calendar Year End

You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:

Best Quarter was up 10.85%, 1st quarter, 1995; and Worst Quarter was down -7.24%, 1st quarter, 1994.

Insured California Portfolio
--------------------------------------------------------------------------------

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------

                                                1            5            10
                                              Year         Years         Years**
--------------------------------------------------------------------------------
Class          Return Before Taxes            -1.70%        4.60%         6.84%
A***           -----------------------------------------------------------------
               Return After Taxes
                 on Distributions             -1.28%        4.58%         5.66%
               -----------------------------------------------------------------
               Return After Taxes on
                 Distributions and
                 Sale of Portfolio
                 Shares                        1.16%        4.63%         5.61%
--------------------------------------------------------------------------------
Class B        Return Before Taxes            -1.60%        4.75%         5.84%
--------------------------------------------------------------------------------
Class C        Return Before Taxes             0.97%        4.77%         5.59%
--------------------------------------------------------------------------------
Lehman         (reflects no
Brothers         deduction for
Municipal        fees, expenses,
Bond             or taxes)
Index                                          5.13%        5.98%        6.63%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Dates for Class B shares: 1/4/93 and Class C shares: 5/3/93. Performance information for periods prior to the inception of Class B and Class C shares is the performance of the Portfolio's Class A shares adjusted to reflect the higher expense ratios of Class B and Class C shares.
***   After-tax Returns:
      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar graph in the printed material.]

 9.55   13.13   -11.03   24.16    2.57    10.03     6.12    -4.73   14.53   2.68
--------------------------------------------------------------------------------
  92      93      94       95      96       97       98       99      00     01
                                                               Calendar Year End

You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:

Best Quarter was up 10.90%, 1st quarter, 1995; and Worst Quarter was down -8.75%, 1st quarter, 1994.

Arizona Portfolio
--------------------------------------------------------------------------------

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------

                                                1           5          Since
                                              Year        Years      Inception**
--------------------------------------------------------------------------------
Class         Return Before Taxes              0.95%       5.27%          6.20%
A***          ------------------------------------------------------------------
              Return After Taxes
                on Distributions               0.93%       5.10%          6.04%
              ------------------------------------------------------------------
              Return After Taxes on
                Distributions and
                Sale of Portfolio
                Shares                         2.52%       5.17%          5.99%
--------------------------------------------------------------------------------
Class B       Return Before Taxes              1.64%       5.45%          6.07%
--------------------------------------------------------------------------------
Class C       Return Before Taxes              3.64%       5.45%          6.07%
--------------------------------------------------------------------------------
Lehman        (reflects no
Brothers        deduction for
Municipal       fees, expenses,
Bond            or taxes)
Index                                          5.13%       5.98%          6.63%
--------------------------------------------------------------------------------


* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
**    Inception Date for Class A, Class B and Class C shares is 6/1/94.
***   After-tax Returns:
      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar graph in the printed material.]

 n/a     n/a      n/a    18.11    5.18    10.47     7.29    -2.42   10.72   5.42
--------------------------------------------------------------------------------
  92      93      94       95      96       97       98       99      00     01
                                                               Calendar Year End

You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:

Best Quarter was up 8.18%, 1st quarter, 1995; and Worst Quarter was down -2.74%, 1st quarter, 1994.

Florida Portfolio
--------------------------------------------------------------------------------

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------

                                                1             5        Since
                                              Year          Years    Inception**
--------------------------------------------------------------------------------
Class       Return Before Taxes                1.50%         4.90%      5.16%
A***        --------------------------------------------------------------------
            Return After Taxes
              on Distributions                 1.50%         4.88%      5.14%
            --------------------------------------------------------------------
            Return After Taxes on
              Distributions and
              Sale of Portfolio
              Shares                           2.93%         4.97%      5.19%
--------------------------------------------------------------------------------
Class B     Return Before Taxes                2.14%         5.07%      5.15%
--------------------------------------------------------------------------------
Class C     Return Before Taxes                4.14%         5.07%      4.92%
--------------------------------------------------------------------------------
Lehman      (reflects no
Brothers      deduction for
Municipal     fees, expenses,
Bond          or taxes)
Index                                          5.13%         5.98%      6.63%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
**    Inception Date for Class A, Class B and Class C shares is 6/25/93.
***   After-tax Returns:
      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar graph in the printed material.]

 n/a     n/a   -11.77    24.37    4.00    10.78     6.22    -3.81   10.61   5.99
--------------------------------------------------------------------------------
  92      93      94       95      96       97       98       99      00     01
                                                               Calendar Year End

You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:

Best Quarter was up 9.73%, 1st quarter, 1995; and Worst Quarter was down -10.14%, 1st quarter, 1994.

Massachusetts Portfolio
--------------------------------------------------------------------------------

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------

                                                 1            5        Since
                                               Year         Years    Inception**
--------------------------------------------------------------------------------
Class         Return Before Taxes              0.13%         4.99%      6.72%
A***          ------------------------------------------------------------------
              Return After Taxes
                on Distributions               0.11%         4.79%      6.43%
              ------------------------------------------------------------------
              Return After Taxes on
                Distributions and
                Sale of Portfolio
                Shares                         2.06%         4.94%      6.37%
--------------------------------------------------------------------------------
Class B       Return Before Taxes              0.90%         5.19%      6.58%
--------------------------------------------------------------------------------
Class C       Return Before Taxes              2.89%         5.19%      6.58%
--------------------------------------------------------------------------------
Lehman        (reflects no
Brothers        deduction for
Municipal       fees, expenses,
Bond            or taxes)
Index                                          5.13%         5.98%      6.63%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
**    Inception Date for Class A, Class B and Class C shares is 3/29/94.
***   After-tax Returns:
      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar graph in the printed material.]

 n/a     n/a     n/a     18.63    8.00    11.82     6.79    -4.65   11.93   4.55
--------------------------------------------------------------------------------
  92      93      94       95      96       97       98       99      00     01
                                                               Calendar Year End

You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:

Best Quarter was up 7.69%, 1st quarter, 1995; and Worst Quarter was down -2.54%, 4th quarter, 1999.

Michigan Portfolio
--------------------------------------------------------------------------------

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------

                                               1           5            Since
                                             Year        Years       Inception**
--------------------------------------------------------------------------------
Class         Return Before Taxes            1.42%        5.63%          6.28%
A***          ------------------------------------------------------------------
              Return After Taxes
                on Distributions             1.40%        5.30%          5.92%
              ------------------------------------------------------------------
              Return After Taxes on
                Distributions and
                Sale of Portfolio
                Shares                       2.81%        5.33%          5.89%
--------------------------------------------------------------------------------
Class B       Return Before Taxes            2.32%        5.81%          6.12%
--------------------------------------------------------------------------------
Class C       Return Before Taxes            4.32%        5.81%          6.12%
--------------------------------------------------------------------------------
Lehman        (reflects no
Brothers        deduction for
Municipal       fees, expenses,
Bond            or taxes)
Index                                        5.13%        5.98%          6.63%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
**    Inception Date for Class A, Class B and Class C shares is 2/25/94.
***   After-tax Returns:
      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar graph in the printed material.]

   n/a    n/a     n/a    24.02    4.78    11.49     6.41   -2.89    12.52   5.91
--------------------------------------------------------------------------------
  92      93      94       95      96       97       98       99      00     01
                                                               Calendar Year End

You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:

Best Quarter was up 10.14%, 1st quarter, 1995; and Worst Quarter was down -2.93%, 1st quarter, 1996.

Minnesota Portfolio
--------------------------------------------------------------------------------

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------

                                               1             5         Since
                                             Year          Years     Inception**
--------------------------------------------------------------------------------
Class        Return Before Taxes             0.64%          5.00%       5.01%
A***         -------------------------------------------------------------------
             Return After Taxes
               on Distributions              0.62%          4.97%       4.98%
             -------------------------------------------------------------------
             Return After Taxes on
               Distributions and
               Sale of Portfolio
               Shares                        2.39%          5.03%       5.04%
--------------------------------------------------------------------------------
Class B      Return Before Taxes             1.39%          5.17%       4.98%
--------------------------------------------------------------------------------
Class C      Return Before Taxes             3.49%          5.19%       4.79%
--------------------------------------------------------------------------------
Lehman       (reflects no
Brothers       deduction for
Municipal      fees, expenses,
Bond           or taxes)
Index                                        5.13%          5.98%       6.63%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
**    Inception Date for Class A, Class B and Class C shares is 6/25/93.
***   After-tax Returns:
      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar graph in the printed material.]

 n/a      n/a   -8.78    17.81    4.70     10.05    6.56    -3.05    11.60  5.08
--------------------------------------------------------------------------------
  92      93      94       95      96       97       98       99      00     01
                                                               Calendar Year End

You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:

Best Quarter was up 7.94%, 1st quarter, 1995; and Worst Quarter was down -8.37%, 1st quarter, 1994.

New Jersey Portfolio
--------------------------------------------------------------------------------

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------

                                              1            5            Since
                                             Year        Years       Inception**
--------------------------------------------------------------------------------
Class         Return Before Taxes           -1.11%        4.36%          4.80%
A***          ------------------------------------------------------------------
              Return After Taxes
                on Distributions            -1.13%        4.34%          4.78%
              ------------------------------------------------------------------
              Return After Taxes on
                Distributions and
                Sale of Portfolio
                Shares                       1.30%        4.50%          4.88%
--------------------------------------------------------------------------------
Class B       Return Before Taxes           -0.46%        4.52%          4.57%
--------------------------------------------------------------------------------
Class C       Return Before Taxes            1.60%        4.54%          4.58%
--------------------------------------------------------------------------------
Lehman        (reflects no
Brothers        deduction for
Municipal       fees, expenses,
Bond            or taxes)
Index                                        5.13%        5.98%          6.63%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
**    Inception Date for Class A, Class B and Class C shares is 6/25/93.
***   After-tax Returns:
      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar graph in the printed material.]

 n/a     n/a   -10.13    21.48    4.02    10.22     7.05    -4.52   11.10   3.32
--------------------------------------------------------------------------------
  92      93      94       95      96       97       98       99      00     01
                                                               Calendar Year End

You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:

Best Quarter was up 8.82%, 1st quarter, 1995; and Worst Quarter was down -8.92%, 1st quarter, 1994.

New York Portfolio
--------------------------------------------------------------------------------

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------

                                              1            5            Since
                                             Year        Years       Inception**
--------------------------------------------------------------------------------
Class         Return Before Taxes           -0.46%       4.55%          5.87%
A***          ------------------------------------------------------------------
              Return After Taxes
                on Distributions            -0.51%       4.50%         5.79%
              ------------------------------------------------------------------
              Return After Taxes on
                Distributions and
                Sale of Portfolio
                Shares                       1.69%       4.67%          5.80%
--------------------------------------------------------------------------------
Class B       Return Before Taxes            0.28%       4.73%          5.83%
--------------------------------------------------------------------------------
Class C       Return Before Taxes            2.25%       4.72%          5.58%
--------------------------------------------------------------------------------
Lehman        (reflects no
Brothers        deduction for
Municipal       fees, expenses,
Bond            or taxes)
Index                                        5.13%       5.98%          6.63%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Dates for Class B shares: 1/4/93 and Class C shares: 5/3/93. Performance information for periods prior to the inception of Class B and Class C shares is the performance of the Portfolio's Class A shares adjusted to reflect the higher expense ratio of Class B and Class C shares.
***   After-tax Returns:
      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar graph in the printed material.]

10.68   12.76  -10.13    21.22    4.25    11.20     5.89    -4.12   11.12   3.98
--------------------------------------------------------------------------------
  92      93      94       95      96       97       98       99      00     01
                                                               Calendar Year End

You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:

Best Quarter was up 8.92%, 1st quarter, 1995; and Worst Quarter was down -7.52%, 1st quarter, 1994.

Ohio Portfolio
--------------------------------------------------------------------------------

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------

                                              1            5            Since
                                             Year        Years       Inception**
--------------------------------------------------------------------------------
Class        Return Before Taxes             0.36%       4.76%          4.94%
A***         -------------------------------------------------------------------
             Return After Taxes
               on Distributions              0.34%       4.74%          4.91%
             -------------------------------------------------------------------
             Return After Taxes on
               Distributions and
               Sale of Portfolio
               Shares                        2.24%       4.85%          5.00%
--------------------------------------------------------------------------------
Class B      Return Before Taxes             1.13%       4.93%          4.92%
--------------------------------------------------------------------------------
Class C      Return Before Taxes             3.01%       4.93%          4.72%
--------------------------------------------------------------------------------
Lehman       (reflects no
Brothers       deduction for
Municipal      fees, expenses,
Bond           or taxes)
Index                                        5.13%       5.98%          6.63%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
**    Inception Date for Class A, Class B and Class C shares is 6/25/93.
***   After-tax Returns:
      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar graph in the printed material.]

 n/a     n/a   -10.36    20.07    4.62    11.65     5.99    -3.71   10.29   4.80
--------------------------------------------------------------------------------
  92      93      94       95      96       97       98       99      00     01
                                                               Calendar Year End

You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:

Best Quarter was up 9.29%, 1st quarter, 1995; and Worst Quarter was down -9.32%, 1st quarter, 1994.

Pennsylvania Portfolio
--------------------------------------------------------------------------------

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------

                                              1            5            Since
                                             Year        Years       Inception**
--------------------------------------------------------------------------------
Class         Return Before Taxes           2.40%        4.89%         5.38%
A***          ------------------------------------------------------------------
              Return After Taxes
                on Distributions            2.38%        4.84%         5.33%
              ------------------------------------------------------------------
              Return After Taxes on
                Distributions and
                Sale of Portfolio
                Shares                      3.46%        4.91%         5.34%
--------------------------------------------------------------------------------
Class B       Return Before Taxes           3.26%        5.06%         5.38%
--------------------------------------------------------------------------------
Class C       Return Before Taxes           5.26%        5.06%         5.16%
--------------------------------------------------------------------------------
Lehman        (reflects no
Brothers        deduction for
Municipal       fees, expenses,
Bond            or taxes)
Index                                       5.13%        5.98%         6.63%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
**    Inception Date for Class A, Class B and Class C shares is 6/25/93.
***   After-tax Returns:
      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar graph in the printed material.]

  n/a     n/a   -9.83    22.07    5.64    10.60     6.36    -4.97   10.85   6.98
--------------------------------------------------------------------------------
  92      93      94       95      96       97       98       99      00     01
                                                               Calendar Year End

You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:

Best Quarter was up 9.78, 1st quarter, 1995; and Worst Quarter was down -8.15%, 1st quarter, 1994.

Virginia Portfolio
--------------------------------------------------------------------------------

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------

                                              1            5            Since
                                             Year        Years       Inception**
--------------------------------------------------------------------------------
Class        Return Before Taxes             0.43%       5.04%          6.31%
A***         -------------------------------------------------------------------
             Return After Taxes
               on Distributions              0.41%       4.74%          5.96%
             -------------------------------------------------------------------
             Return After Taxes on
               Distributions and
               Sale of Portfolio
               Shares                        2.26%       4.92%          5.98%
--------------------------------------------------------------------------------
Class B      Return Before Taxes             1.20%       5.22%          6.18%
--------------------------------------------------------------------------------
Class C      Return Before Taxes             3.19%       5.22%          6.18%
--------------------------------------------------------------------------------
Lehman       (reflects no
Brothers       deduction for
Municipal      fees, expenses,
Bond           or taxes)
Index                                        5.13%       5.98%          6.63%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
**    Inception Date for Class A, Class B and Class C shares is 4/29/94.
***   After-tax Returns:
      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar graph in the printed material.]

  n/a     n/a     n/a    20.15    7.17    11.52     7.08    -2.46    9.31   4.87
--------------------------------------------------------------------------------
  92      93      94       95      96       97       98       99      00     01
                                                               Calendar Year End

You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:

Best Quarter was up 9.26%, 1st quarter, 1995; and Worst Quarter was down -1.25%, 3rd quarter, 1999.

Intermediate Diversified Municipal Portfolio
--------------------------------------------------------------------------------

The returns shown below in the Performance Table (before and after taxes) and Bar Chart are for the Portfolio's Diversified Municipal Class which is not offered in this Prospectus but would have substantially similar annual returns as the Portfolio's Class A, Class B and Class C shares because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Portfolio's Class A, Class B and Class C shares do not have the same expenses.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------

                                                1            5             10
                                              Year         Years         Years
--------------------------------------------------------------------------------
Diversified     Return Before Taxes           5.49%         4.98%         5.33%
Municipal       ----------------------------------------------------------------
Class*          Return After Taxes
                  on Distributions            5.47%         4.93%         5.22%
                ----------------------------------------------------------------
                Return After Taxes on
                  Distributions and
                  Sale of Portfolio
                  Shares                      5.05%         4.84%         5.14%
--------------------------------------------------------------------------------
Lehman          (reflects no
Brothers          deduction for
Five Year         fees, expenses,
General           or taxes)
Obligation
Municipal
Bond Index                                    5.98%         5.31%         5.69%
--------------------------------------------------------------------------------

*     After-tax Returns:
      - Are shown for the Portfolio's Diversified Municipal Class shares only and will vary for the Class A, Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Diversified Municipal Class shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar graph in the printed material.]

 6.54    8.44   -2.52    12.97    3.64     6.68     4.62     0.45    7.81   5.49
--------------------------------------------------------------------------------
  92      93      94       95      96       97       98       99      00     01
                                                               Calendar Year End

You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:

Best Quarter was up 5.03%, 1st quarter, 1995; and Worst Quarter was down -2.82%, 1st quarter, 1994.

Intermediate California Municipal Portfolio
--------------------------------------------------------------------------------

The returns shown below in the Performance Table (before and after taxes) and Bar Chart are for the Portfolio's California Municipal Class which is not offered in this Prospectus but would have substantially similar annual returns as the Portfolio's Class A, Class B and Class C shares because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Portfolio's Class A, Class B and Class C shares do not have the same expenses.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------

                                                1            5             10
                                              Year         Years         Years
--------------------------------------------------------------------------------
California      Return Before Taxes           4.57%         4.86%         5.29%
Municipal       ----------------------------------------------------------------
Class*          Return After Taxes
                  on Distributions            4.55%         4.81%         5.21%
                ----------------------------------------------------------------
                Return After Taxes on
                  Distributions and
                  Sale of Portfolio
                  Shares                      4.35%         4.70%         5.10%
--------------------------------------------------------------------------------
Lehman          (reflects no
Brothers          deduction for
Five Year         fees, expenses,
General           or taxes)
Obligation
Municipal
Bond Index                                    5.98%         5.31%         5.69%
--------------------------------------------------------------------------------

*     After-tax Returns:
      - Are shown for the Portfolio's California Municipal Class shares only and will vary for the Class A, Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's California Municipal Class shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar graph in the printed material.]

 6.80    8.25   -3.15    13.72    3.72     6.34     5.12    -0.06    8.53   4.57
--------------------------------------------------------------------------------
  92      93      94       95      96       97       98       99      00     01
                                                               Calendar Year End

You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:

Best Quarter was up 5.48%, 1st quarter, 1995; and Worst Quarter was down -2.88%, 1st quarter, 1994.

Intermediate New York Municipal Portfolio
--------------------------------------------------------------------------------

The returns shown below in the Performance Table (before and after taxes) and Bar Chart are for the Portfolio's New York Municipal Class which is not offered in this Prospectus but would have substantially similar annual returns as the Portfolio's Class A, Class B and Class C shares because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Portfolio's Class A, Class B and Class C shares do not have the same expenses.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------

                                                1            5             10
                                              Year         Years         Years
--------------------------------------------------------------------------------
New York         Return Before Taxes          4.54%         4.85%         5.30%
Municipal        ---------------------------------------------------------------
Class*           Return After Taxes
                   on Distributions           4.53%         4.81%         5.18%
                 ---------------------------------------------------------------
                 Return After Taxes on
                   Distributions and
                   Sale of Portfolio
                   Shares                     4.42%         4.75%         5.13%
--------------------------------------------------------------------------------
Lehman           (reflects no
Brothers           deduction for
Five Year          fees, expenses,
General            or taxes)
Obligation
Municipal
Bond Index                                    5.98%         5.31%         5.69%
--------------------------------------------------------------------------------

*     After-tax Returns:
      - Are shown for the Portfolio's New York Municipal Class shares only and will vary for the Class A, Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's New York Municipal Class shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

   [The following table was depicted as a bar graph in the printed material.]

 6.88    8.56   -2.55    12.97    3.53     6.54     5.21    -0.03    8.20   4.54
--------------------------------------------------------------------------------
  92      93      94       95      96       97       98       99      00     01
                                                               Calendar Year End

You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:

Best Quarter was up 4.89%, 2nd quarter, 1989; and Worst Quarter was down -2.90%, 1st quarter, 1994.

SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Portfolio will change with changes in the values of that Portfolio's investments. Many factors can affect those values. In this Summary, we describe the principal risks that may affect a particular Portfolio's investments as a whole. All of the Portfolios are subject to these risks and could be subject to additional principal risks because the types of investments made by each Portfolio can change over time. This Prospectus has additional descriptions of the types of investments that appear in bold type in the discussions under "Description of Additional Investment Practices" or "Additional Risk Considerations." These sections also include more information about the Portfolios, their investments, and related risks.

o Interest Rate Risk. This is the risk that changes in interest rates will affect the value of a Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of a Portfolio's investments to decline. Many municipal securities have call features that allow the issuer of the security to repay principal prior to the maturity date of the security. The issuer will typically call a security when interest rates are lower than the original issue yield of the security. A Portfolio may lose any premium it has paid for the called security over its par value and the principal received by the Portfolio when a security is called is usually reinvested at lower yield.

      The Portfolios experience increased interest rate risk to the extent they invest in:

      --    lower rated securities or comparable unrated securities;

      --    debt securities with longer maturities;

      -- debt securities paying no current interest, such as zero coupon securities; or

      -- debt securities paying non-cash interest in the form of other debt securities (pay-in-kind securities).

o Credit Risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

o Municipal Market Risk. This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of a Portfolio's investments in municipal securities. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. Because the State Portfolios and Intermediate State Portfolios may invest a large portion of their assets in a particular state's municipal securities, they are more vulnerable to events adversely affecting that state, including economic, political, regulatory occurrences or terrorism. To the extent that the National Portfolio or the Intermediate Diversified Municipal Portfolio invest in a particular state's municipal securities, these Portfolios are subject to the same risks. A Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

o Non-Diversification Risk. Concentration of investments in a small number of securities tends to increase risks. The State Portfolios and Intermediate State Portfolios are not "diversified." This means they can invest more of their assets in a relatively small number of issuers with greater concentration of risk. Factors affecting these issuers can have a more significant effect on the Portfolio's net asset value.

o Derivatives Risk. The Portfolios use derivatives as direct investments to earn income, enhance yield, and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates, or indices. Some derivatives, such as inverse floating rate instruments and reverse repurchase agreements may result in leverage, which can make the Portfolios more volatile and can compound other risks.

o Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Portfolio from selling out of these illiquid securities at an advantageous price. All of the Portfolios, particularly the State Portfolios and Intermediate State Portfolios, are subject to liquidity risk because the market for municipal securities is generally smaller than many other markets. In addition, liquidity risk tends to increase to the extent a Portfolio invests in debt securities whose sale may be restricted by law or by contract.

o Management Risk. Each Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that they will produce the desired results.

--------------------------------------------------------------------------------
                       FEES AND EXPENSES OF THE PORTFOLIOS
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                      Class A Shares    Class B Shares    Class C Shares
                                                      --------------    --------------    --------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                   4.25%             None              None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
redemption proceeds, whichever is lower)              None              3.0%*             1.0**

Exchange Fee                                          None              None              None

* Class B Shares of every Portfolio automatically convert to Class A Shares after 6 years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the 3rd year.
**    For Class C shares, the CDSC is 0% after the first year.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from portfolio assets) and EXAMPLES

The Examples are to help you compare the cost of investing in a Portfolio with the cost of investing in other Portfolios. They assume that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Portfolio's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                    Annual Operating Expenses                                                 Examples
---------------------------------------------------------    -----------------------------------------------------------------------

National Portfolio            Class A   Class B   Class C                     Class A    Class B+    Class B++  Class C+   Class C++
                              -------   -------   -------                     -------    --------    ---------  --------   ---------
   Management Fees              .63%      .63%      .63%     After 1st Yr.     $  488    $  438      $  138      $  237     $  137
   Distribution (12b-1) Fees    .30%     1.00%     1.00%     After 3 Yrs.(c)   $  708    $  622      $  522      $  518     $  518
   Other Expenses               .13%      .16%      .15%     After 5 Yrs.(c)   $  946    $  930      $  930      $  924     $  924
                               ----      ----      ----      After 10 Yrs.(c)  $1,628    $1,700(a)   $1,700(a)   $2,059     $2,059
   Total Portfolio
     Operating Expenses        1.06%     1.79%     1.78%
                               ====      ====      ====
   Waiver and/or Expense
     Reimbursement (b)         (.42)%    (.43)%    (.43)%
                               ====      ====      ====
   Net Expenses                 .64%     1.36%     1.35%
                               ====      ====      ====

Insured National
Portfolio                     Class A   Class B   Class C                     Class A    Class B+    Class B++  Class C+   Class C++
                              -------   -------   -------                     -------    --------    ---------  --------   ---------
   Management Fees              .62%      .62%      .62%     After 1st Yr.     $  527    $  478      $  178      $  277     $  177
   Distribution (12b-1) Fees    .30%     1.00%     1.00%     After 3 Yrs.(c)   $  762    $  672      $  572      $  571     $  571
   Other Expenses               .22%      .23%      .23%     After 5 Yrs.(c)   $1,017    $  991      $  991      $  990     $  990
                               ----      ----      ----      After 10 Yrs.(c)  $1,744    $1,805(a)   $1,805(a)   $2,160     $2,160
   Total Portfolio
     Operating Expenses        1.14%     1.85%     1.85%
                               ====      ====      ====
   Waiver and/or Expense
     Reimbursement (b)         (.10)%    (.10)%    (.11)%
                               ====      ====      ====
   Net Expenses                1.04%     1.75%     1.74%
                               ====      ====      ====

California Portfolio          Class A   Class B   Class C                     Class A    Class B+    Class B++  Class C+   Class C++
                              -------   -------   -------                     -------    --------    ---------  --------   ---------
   Management Fees              .63%      .63%      .63%     After 1st Yr.     $  500    $  451      $  151      $  250     $  150
   Distribution (12b-1) Fees    .30%     1.00%     1.00%     After 3 Yrs.(c)   $  712    $  621      $  521      $  518     $  518
   Other Expenses               .09%      .10%      .09%     After 5 Yrs.(c)   $  941    $  915      $  915      $  910     $  910
                               ----      ----      ----      After 10 Yrs.(c)  $1,598    $1,659(a)   $1,659(a)   $2,009     $2,009
   Total Portfolio
     Operating Expenses        1.02%     1.73%     1.72%
                               ====      ====      ====
   Waiver and/or Expense
     Reimbursement (b)         (.25)%    (.25)%    (.25)%
                               ====      ====      ====
   Net Expenses                 .77%     1.48%     1.47%
                               ====      ====      ====

--------------------------------------------------------------------------------

+     Assumes redemption at end of period.
++    Assumes no redemption at end of period.
(a)   Assumes Class B shares convert to Class A shares after 6 years.
(b) Alliance has contractually agreed to waive a portion of its advisory fee and/or reimburse the Portfolio for a portion of its operating expenses to the extent necessary to maintain the Portfolio's distribution rate, as determined from time to time by the Board of Directors (the "Distribution Rate"). This waiver extends through the Portfolio's current fiscal year and may be extended by Alliance for additional one-year terms. The table reflects the current level of this waiver/reimbursement. The amount of this waiver/reimbursement may vary from time to time as is necessary to maintain the Distribution Rate.
(c) These examples assume that Alliance's agreement to waive management fees and/or bear Portfolio operating expenses is not extended beyond its current period.

                   Annual Operating Expenses                                                 Examples
----------------------------------------------------------  ------------------------------------------------------------------------

Insured California
Portfolio                     Class A   Class B   Class C                      Class A   Class B+    Class B++  Class C+   Class C++
                              -------   -------   -------                      -------   --------    ---------  --------   ---------
   Management Fees              .55%      .55%      .55%    After 1st Yr.       $  527   $  477      $  177      $  277     $  177
   Distribution (12b-1) Fees    .30%     1.00%     1.00%    After 3 Yrs.        $  742   $  648      $  548      $  548     $  548
   Other Expenses               .19%      .19%      .19%    After 5 Yrs.        $  975   $  944      $  944      $  944     $  944
                               ----      ----      ----     After 10 Yrs.       $1,642   $1,697(a)   $1,697(a)   $2,052     $2,052
   Total Portfolio
     Operating Expenses        1.04%     1.74%     1.74%
                               ====      ====      ====

Arizona Portfolio             Class A   Class B   Class C                      Class A   Class B+    Class B++  Class C+   Class C++
                              -------   -------   -------                      -------   --------    ---------  --------   ---------
   Management Fees              .63%      .63%      .63%    After 1st Yr.       $  501   $  451      $  151      $  251     $  151
   Distribution (12b-1) Fees    .30%     1.00%     1.00%    After 3 Yrs.(c)     $  754   $  663      $  563      $  563     $  563
   Other Expenses               .29%      .30%      .30%    After 5 Yrs.(c)     $1,026   $1,000      $1,000      $1,000     $1,000
                               ----      ----      ----     After 10 Yrs.(c)    $1,802   $1,863(a)   $1,863(a)   $2,217     $2,217
   Total Portfolio
     Operating Expenses        1.22%     1.93%     1.93%
                               ====      ====      ====
   Waiver and/or Expense
     Reimbursement (b)         (.44)%    (.45)%    (.45)%
                               ====      ====      ====
   Net Expenses                 .78%     1.48%     1.48%
                               ====      ====      ====

Florida Portfolio             Class A   Class B   Class C                      Class A   Class B+    Class B++  Class C+   Class C++
                              -------   -------   -------                      -------   --------    ---------  --------   ---------
   Management Fees              .63%      .63%      .63%    After 1st Yr.       $  501   $  451      $  151      $  251     $  151
   Distribution (12b-1) Fees    .30%     1.00%     1.00%    After 3 Yrs.(c)     $  736   $  644      $  544      $  542     $  542
   Other Expenses               .20%      .21%      .20%    After 5 Yrs.(c)     $  988   $  962      $  962      $  958     $  958
                               ----      ----      ----     After 10 Yrs.(c)    $1,711   $1,772(a)   $1,772(a)   $2,119     $2,119
   Total Portfolio
     Operating Expenses        1.13%     1.84%     1.83%
                               ====      ====      ====
   Waiver and/or Expense
     Reimbursement(b)          (.35)%    (.36)%    (.35)%
                               ====      ====      ====
   Net Expenses                 .78%     1.48%     1.48%
                               ====      ====      ====

Massachusetts Portfolio       Class A   Class B   Class C                      Class A   Class B+    Class B++  Class C+   Class C++
                              -------   -------   -------                      -------   --------    ---------  --------   ---------
   Management Fees              .63%      .63%      .63%    After 1st Yr.       $  505   $  455      $  155      $  255     $  155
   Distribution (12b-1) Fees    .30%     1.00%     1.00%    After 3 Yrs.(c)     $  752   $  660      $  560      $  560     $  560
   Other Expenses               .26%      .27%      .27%    After 5 Yrs.(c)     $1,017   $  991      $  991      $  991     $  991
                               ----      ----      ----     After 10 Yrs.(c)    $1,775   $1,836(a)   $1,836(a)   $2,191     $2,191
   Total Portfolio
     Operating Expenses        1.19%     1.90%     1.90%
                               ====      ====      ====
   Waiver and/or Expense
     Reimbursement(b)          (.37)%    (.38)%    (.38)%
                               ====      ====      ====
   Net Expenses                 .82%     1.52%     1.52%
                               ====      ====      ====

Michigan Portfolio            Class A   Class B   Class C                      Class A   Class B+    Class B++  Class C+   Class C++
                              -------   -------   -------                      -------   --------    ---------  --------   ---------
   Management Fees              .63%      .63%      .63%    After 1st Yr.       $  524   $  474      $  174      $  274     $  174
   Distribution (12b-1) Fees    .30%     1.00%     1.00%    After 3 Yrs.(c)     $  821   $  733      $  633      $  633     $  633
   Other Expenses               .51%      .53%      .53%    After 5 Yrs.(c)     $1,139   $1,118      $1,118      $1,118     $1,118
                               ----      ----      ----     After 10 Yrs.(c)    $2,040   $2,106(a)   $2,106(a)   $2,458     $2,458
   Total Portfolio
     Operating Expenses        1.44%     2.16%     2.16%
                               ====      ====      ====
   Waiver and/or Expense
     Reimbursement(b)          (.43)%    (.45)%    (.45)%
                               ====      ====      ====
   Net Expenses                1.01%     1.71%     1.71%
                               ====      ====      ====

Minnesota Portfolio           Class A   Class B   Class C                      Class A   Class B+    Class B++  Class C+   Class C++
                              -------   -------   -------                      -------   --------    ---------  --------   ---------
   Management Fees              .63%      .63%      .63%    After 1st Yr.       $  513   $  463      $  163      $  263     $  163
   Distribution (12b-1) Fees    .30%     1.00%     1.00%    After 3 Yrs.(c)     $  821   $  728      $  628      $  628     $  628
   Other Expenses               .56%      .56%      .56%    After 5 Yrs.(c)     $1,150   $1,121      $1,121      $1,121     $1,121
                               ----      ----      ----     After 10 Yrs.(c)    $2,081   $2,136(a)   $2,136(a)   $2,478     $2,478
   Total Portfolio
     Operating Expenses        1.49%     2.19%     2.19%
                               ====      ====      ====
   Waiver and/or Expense
     Reimbursement(b)          (.59)%    (.59)%    (.59)%
                               ====      ====      ====
   Net Expenses                 .90%     1.60%     1.60%
                               ====      ====      ====

--------------------------------------------------------------------------------

+     Assumes redemption at end of period.
++    Assumes no redemption at end of period.
(a)   Assumes Class B shares convert to Class A shares after 6 years.
(b) Alliance has contractually agreed to waive a portion of its advisory fee and/or reimburse the Portfolio for a portion of its operating expenses to the extent necessary to maintain the Portfolio's distribution rate, as determined from time to time by the Board of Directors (the "Distribution Rate"). This waiver extends through the Portfolio's current fiscal year and may be extended by Alliance for additional one-year terms. The table reflects the current level of this waiver/reimbursement. The amount of this waiver/reimbursement may vary from time to time as is necessary to maintain the Distribution Rate.
(c) These examples assume that Alliance's agreement to waive management fees and/or bear Portfolio operating expenses is not extended beyond its current period.

                Annual Operating Expenses                                                     Examples
---------------------------------------------------------    -----------------------------------------------------------------------

New Jersey Portfolio          Class A   Class B   Class C                      Class A    Class B+    Class B++  Class C+  Class C++
                              -------   -------   -------                      -------    --------    ---------  --------  ---------
   Management Fees              .63%      .63%      .63%     After 1st Yr.       $  510   $  460      $  160      $  260    $  160
   Distribution (12b-1) Fees    .30%     1.00%     1.00%     After 3 Yrs.(c)     $  744   $  652      $  552      $  550    $  550
   Other Expenses               .20%      .21%      .20%     After 5 Yrs.(c)     $  997   $  970      $  970      $  966    $  966
                               ----      ----      ----      After 10 Yrs.(c)    $1,719   $1,779(a)   $1,779(a)   $2,127    $2,127
   Total Portfolio
     Operating Expenses        1.13%     1.84%     1.83%
                               ====      ====      ====
   Waiver and/or Expense
     Reimbursement(b)          (.26)%    (.27)%    (.26)%
                               ====      ====      ====
   Net Expenses                 .87%     1.57%     1.57%
                               ====      ====      ====

New York Portfolio            Class A   Class B   Class C                      Class A    Class B+    Class B++  Class C+  Class C++
                              -------   -------   -------                      -------    --------    ---------  --------  ---------
   Management Fees              .63%      .63%      .63%     After 1st Yr.       $  483   $  432      $  132      $  232    $  132
   Distribution (12b-1) Fees    .30%     1.00%     1.00%     After 3 Yrs.(c)     $  699   $  609      $  509      $  509    $  509
   Other Expenses               .11%      .13%      .13%     After 5 Yrs.(c)     $  933   $  911      $  911      $  911    $  911
                               ----      ----      ----      After 10 Yrs.(c)    $1,603   $1,669(a)   $1,669(a)   $2,035    $2,035
   Total Portfolio
     Operating Expenses        1.04%     1.76%     1.76%
                               ====      ====      ====
   Waiver and/or Expense
     Reimbursement(b)          (.45)%    (.46)%    (.46)%
                               ====      ====      ====
   Net Expenses                 .59%     1.30%     1.30%
                               ====      ====      ====

Ohio Portfolio                Class A   Class B   Class C                      Class A    Class B+    Class B++  Class C+  Class C++
                              -------   -------   -------                      -------    --------    ---------  --------  ---------
   Management Fees              .63%      .63%      .63%     After 1st Yr.       $  508   $  458      $  158      $  258    $  158
   Distribution (12b-1) Fees    .30%     1.00%     1.00%     After 3 Yrs.(c)     $  757   $  665      $  565      $  563    $  563
   Other Expenses               .27%      .28%      .27%     After 5 Yrs.(c)     $1,024   $  998      $  998      $  994    $  994
                               ----      ----      ----      After 10 Yrs.(c)    $1,788   $1,848(a)   $1,848(a)   $2,194    $2,194
   Total Portfolio
     Operating Expenses        1.20%     1.91%     1.90%
                               ====      ====      ====
   Waiver and/or Expense
     Reimbursement(b)          (.35)%    (.36)%    (.35)%
                               ====      ====      ====
   Net Expenses                 .85%     1.55%     1.55%
                               ====      ====      ====

Pennsylvania Portfolio        Class A   Class B   Class C                      Class A    Class B+    Class B++  Class C+  Class C++
                              -------   -------   -------                      -------    --------    ---------  --------  ---------
   Management Fees              .63%      .63%      .63%     After 1st Yr.       $  518   $  468      $  168      $  268    $  168
   Distribution (12b-1) Fees    .30%     1.00%     1.00%     After 3 Yrs.(c)     $  758   $  664      $  564      $  564    $  564
   Other Expenses               .23%      .23%      .23%     After 5 Yrs.(c)     $1,017   $  986      $  986      $  986    $  986
                               ----      ----      ----      After 10 Yrs.(c)    $1,756   $1,811(a)   $1,811(a)   $2,163    $2,163
   Total Portfolio
     Operating Expenses        1.16%     1.86%     1.86%
                               ====      ====      ====
   Waiver and/or Expense
     Reimbursement(b)          (.21)%    (.21)%    (.21)%
                               ====      ====      ====
   Net Expenses                 .95%     1.65%     1.65%
                               ====      ====      ====

Virginia Portfolio            Class A   Class B   Class C                      Class A    Class B+    Class B++  Class C+  Class C++
                              -------   -------   -------                      -------    --------    ---------  --------  ---------
   Management Fees              .63%      .63%      .63%     After 1st Yr.       $  495   $  445      $  145      $  245    $  145
   Distribution (12b-1) Fees    .30%     1.00%     1.00%     After 3 Yrs.(c)     $  746   $  655      $  555      $  555    $  555
   Other Expenses               .28%      .29%      .29%     After 5 Yrs.(c)     $1,017   $  990      $  990      $  990    $  990
                               ----      ----      ----      After 10 Yrs.(c)    $1,787   $1,848(a)   $1,848(a)   $2,203    $2,203
   Total Portfolio
     Operating Expenses        1.21%     1.92%     1.92%
                               ====      ====      ====
   Waiver and/or Expense
     Reimbursement(b)          (.49)%    (.50)%    (.50)%
                               ====      ====      ====
   Net Expenses                 .72%     1.42%     1.42%
                               ====      ====      ====

--------------------------------------------------------------------------------

+     Assumes redemption at end of period.
++    Assumes no redemption at end of period.
(a)   Assumes Class B shares convert to Class A shares after 6 years.
(b) Alliance has contractually agreed to waive a portion of its advisory fee and/or reimburse the Portfolio for a portion of its operating expenses to the extent necessary to maintain the Portfolio's distribution rate, as determined from time to time by the Board of Directors (the "Distribution Rate"). This waiver extends through the Portfolio's current fiscal year and may be extended by Alliance for additional one-year terms. The table reflects the current level of this waiver/reimbursement. The amount of this waiver/reimbursement may vary from time to time as is necessary to maintain the Distribution Rate.
(c) These examples assume that Alliance's agreement to waive management fees and/or bear Portfolio operating expenses is not extended beyond its current period.

                  Annual Operating Expenses                                                   Examples
---------------------------------------------------------     ----------------------------------------------------------------------

Intermediate Diversified
Municipal Portfolio           Class A   Class B   Class C                      Class A    Class B+    Class B++  Class C+  Class C++
                              -------   -------   -------                      -------    --------    ---------  --------  ---------
   Management Fees              .48%      .48%      .48%      After 1st Year    $  517    $  468      $  168      $  268    $  168
   Distribution (12b-1) Fees    .30%     1.00%     1.00%      After 3 Years     $  712    $  620      $  520      $  520    $  520
   Other Expenses(b)            .16%      .17%      .17%      After 5 Years     $  923    $  897      $  897      $  897    $  897
                                ---      ----      ----       After 10 Years    $1,531    $1,591(a)   $1,591(a)   $1,955    $1,955
   Total Portfolio
     Operating Expenses(b)      .94%     1.65%     1.65%
                                ===      ====      ====

Intermediate California
Municipal Portfolio           Class A   Class B   Class C                      Class A    Class B+    Class B++  Class C+  Class C++
                              -------   -------   -------                      -------    --------    ---------  --------  ---------
   Management Fees              .50%      .50%      .50%      After 1st Year    $  520    $  471      $  171      $  271    $  171
   Distribution (12b-1) Fees    .30%     1.00%     1.00%      After 3 Years     $  721    $  630      $  530      $  530    $  530
   Other Expenses(b)            .17%      .18%      .18%      After 5 Years     $  938    $  913      $  913      $  913    $  913
                                ---      ----      ----       After 10 Years    $1,564    $1,625(a)   $1,625(a)   $1,987    $1,987
   Total Portfolio
     Operating Expenses(b)      .97%     1.68%     1.68%
                                ===      ====      ====

Intermediate New York
Municipal Portfolio           Class A   Class B   Class C                      Class A    Class B+    Class B++  Class C+  Class C++
                              -------   -------   -------                      -------    --------    ---------  --------  ---------
   Management Fees              .50%      .50%      .50%      After 1st Year    $  519    $  470      $  170      $  270    $  170
   Distribution (12b-1) Fees    .30%     1.00%     1.00%      After 3 Years     $  718    $  626      $  526      $  526    $  526
   Other Expenses(b)            .16%      .17%      .17%      After 5 Years     $  933    $  907      $  907      $  907    $  907
                                ---      ----      ----       After 10 Years    $1,553    $1,614(a)   $1,614(a)   $1,976    $1,976
   Total Portfolio
     Operating Expenses(b)      .96%     1.67%     1.67%
                                ===      ====      ====

--------------------------------------------------------------------------------

+     Assumes redemption at end of period.
++    Assumes no redemption at end of period.
(a)   Assumes Class B shares convert to Class A shares after 6 years.
(b)   Based on estimated expenses for the Portfolio's current fiscal year.


--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------

This Prospectus uses the following terms.

TYPES OF SECURITIES

AMT-Exempt bonds are municipal securities with interest that is not subject to the AMT.

AMT-Subject bonds are municipal securities with interest that is an item of "tax preference" and thus subject to the AMT when received by a person in a tax year during which the person is subject to the AMT. These securities are primarily private activity bonds, including revenue bonds.

Bonds are fixed, floating and variable rate debt obligations and may include zero coupon securities.

High Quality Commercial Notes are commercial notes rated MIG-2 (or VMIG-2) or higher by Moody's or SP-2 or higher by S&P.

Insured Securities are municipal securities that are insured as to the payment of principal and interest.

Lower-rated municipal securities are municipal securities rated Ba or BB or below by S&P or Fitch, or determined by Alliance to be of equivalent quality, and are commonly referred to as "junk bonds."

Medium-quality municipal securities are municipal securities rated A or Baa by Moody's, or A or BBB by S&P or Fitch, or determined by Alliance to be of equivalent quality.

Municipal securities are debt obligations issued by (i) in the case of the National, Intermediate Diversified Municipal and Insured National Portfolios, states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, duly constituted authorities and corporations and (ii) in the case of each of the State Portfolios and Intermediate State Portfolios, the named state and its respective political subdivisions, agencies and instrumentalities. Municipal securities include municipal bonds, which are intended to meet longer-term capital needs and municipal notes, which are intended to fulfill short-term capital needs.

Rule 144A securities are securities that may be resold under Rule 144A of the Securities Act.

Zero coupon securities are bonds, notes and other debt securities issued without interest coupons.

COMPANIES AND RATING AGENCIES

ACA is ACA Financial Guaranty Corporation.

AGI is Asset Guaranty Insurance Company.

Ambac is Ambac Assurance Corporation.

Fitch is Fitch, Inc., the international rating agency formed through the merger of Fitch IBCA, Inc. and Duff & Phelps Credit Rating Co.

FGIC is Financial Guaranty Insurance Company.

FSA is Financial Security Assurance, Inc.

MBIA is MBIA Insurance Corporation, a wholly-owned subsidiary of MBIA Inc.

Moody's is Moody's Investors Service, Inc.

S&P is Standard & Poor's Ratings Services.

OTHER

AMT is the federal alternative minimum tax.

Code is the Internal Revenue Code of 1986, as amended.

Commission is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

1940 Act is the Investment Company Act of 1940, as amended.

Securities Act is the Securities Act of 1933, as amended.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of each Portfolio's investment objectives and principal strategies and risks. Of course, there can be no assurance that any Portfolio will achieve its investment objective.

Please note that:

o Additional discussion of the Portfolios' investments, including the risks of the investments, can be found in the discussion under Description of Additional Investment Practices following this section.

o Additional descriptions of each Portfolio's strategies, investments and risks, as well as other strategies and investments not described below, may be found in the Portfolio's Statement of Additional Information or SAI.

o Except as noted, (i) the Portfolios' investment objectives are "fundamental" and cannot be changed without a shareholder vote and (ii) the Portfolios' investment policies are not fundamental and thus can be changed without a shareholder vote. Where an investment policy or restriction has a percentage limitation, such limitation is applied at the time of investment. Changes in the market value of securities held by a Portfolio after they are purchased by the Portfolio will not cause the Portfolio to be in violation of such limitation.

INVESTMENT OBJECTIVES

Alliance Municipal Portfolios:

The investment objective of each Alliance Municipal Portfolio, other than the Insured California Portfolio, is to earn the highest level of current income, exempt from Federal and state taxation to the extent described in this prospectus, that is available without assuming what Alliance considers to be undue risk, by investing principally in high-yielding, predominantly medium quality, municipal securities. The investment objective of the Insured California Portfolio is to provide as high a level of current income, exempt from Federal income tax and California personal income tax as is consistent with preservation of capital.

Alliance Intermediate Municipal Portfolios:

The investment objective of each Alliance Intermediate Municipal Portfolio is to provide safety of principal and maximize total return after taking account of federal taxes (and, in the case of the Intermediate California Municipal Portfolio, California state taxes and in the case of the Intermediate New York Municipal Portfolio, New York state and local taxes). The investment objectives of the Alliance Intermediate Municipal Portfolios are not fundamental.

PRINCIPAL POLICIES

Alliance Municipal Portfolios:

As a matter of fundamental policy, each Alliance Municipal Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities with interest which is exempt from federal income tax (including AMT for the Insured National Portfolio and Insured California Portfolio). For purposes of this policy, net assets include any borrowings for investment purposes. Each Alliance Municipal Portfolio invests at least 75% of its total assets in municipal securities rated Baa or higher by Moody's or BBB or higher by S&P or Fitch, or, if unrated, determined by Alliance to be of equivalent quality. The average dollar weighted maturity of the securities in each Alliance Municipal Portfolio will normally range between 10 and 30 years.

Each Alliance Municipal Portfolio also may invest up to 35% of its total assets in zero coupon securities.

National and Insured National Portfolios. The Insured National Portfolio also invests, under normal circumstances, at least 80% of its net assets in insured securities. For purposes of this policy, net assets include any borrowings for investment purposes. This policy may not be changed without 60 days' prior written notice to shareholders. As a matter of fundamental policy, the Insured National Portfolio, under normal circumstances, invests at least 65% of its total assets in insured securities. The National and Insured National Portfolios may invest 25% or more of their total assets in municipal securities whose issuers are located in the same state. The National Portfolio invests principally in, and is permitted to invest without limit in, AMT-Subject bonds and the Insured National Portfolio invests principally in AMT-Exempt bonds.

State Portfolios. As a matter of fundamental policy, each State Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state's income tax, or in the case of Florida, the Florida intangible personal property tax. For purposes of this policy, net assets include any borrowings for investment purposes. Each State Portfolio is non-diversified and, except for the Insured California Portfolio, may invest without limit in AMT-Subject bonds.

The Insured California Portfolio invests, under normal circumstances, at least 80% of its net assets in insured securities. For purposes of this policy, net assets include any borrowings for investment purposes. This policy may not be changed without 60 days' prior written notice to shareholders.

As a matter of fundamental policy, the Insured California Portfolio, under normal circumstances, invests at least 65% of its total assets in insured securities.

Each State Portfolio may invest in municipal securities issued by governmental entities (for example, U.S. territories) outside the named state if the municipal securities generate interest exempt from federal income tax and personal income tax (or the Florida intangible personal property tax) in the named state. When Alliance believes that municipal securities of the named state that meet a State Portfolio's quality standards are not available, any State Portfolio may invest up to 20% of its total assets in securities whose interest payments are only federally tax-exempt.

Alliance Intermediate Municipal Portfolios:

As a matter of fundamental policy, each Alliance Intermediate Municipal Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities. In addition, as a matter of fundamental policy, each of the Intermediate State Portfolios invests, under normal circumstances, at least 80% of its net assets in municipal securities issued by the named state or its political subdivisions, or otherwise exempt from the named state's income tax. For purposes of these policies, net assets include any borrowings for investment purposes. Each Intermediate State Portfolio is non-diversified.

The Intermediate Diversified Municipal Portfolio will invest no more than 25% of its total assets in municipal securities of issuers located in any one state.

Each Alliance Intermediate Municipal Portfolio will invest at least 80% of its total assets in municipal securities rated A or better by national rating agencies and comparably rated notes.

Each Alliance Intermediate Municipal Portfolio seeks to maintain an effective duration of three and one-half to seven years under normal market conditions. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. In managing an Alliance Intermediate Municipal Portfolio, Alliance may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. Alliance may moderately shorten the average duration of an Alliance Intermediate Municipal Portfolio when Alliance expects interest rates to rise and modestly lengthen average duration when Alliance anticipates that rates will fall.

Each Alliance Intermediate Municipal Portfolio also may:

      -- invest up to 20% of its total assets in fixed-income securities rated below investment grade (BB or B by national rating agencies);

      -- invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in Alliance's opinion, these securities will enhance the after-tax return for the Portfolio's investors;

      -- invest in certain types of mortgage-related securities such as "Interest Only" (IO) or "Principal Only" (PO) securities, and

      --    use derivatives, such as options, futures, forwards and swaps.

Municipal Securities. The two principal classifications of municipal securities are bonds and notes. Municipal bonds are intended to meet longer-term capital needs while municipal notes are intended to fulfill short-term capital needs. Municipal notes generally have original maturities not exceeding one year. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, variable rate demand obligations, and tax-exempt commercial paper.

Municipal securities are typically classified as either "general obligation" or "revenue" (or "special tax") bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Each Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Each Portfolio may invest more than 25% of its total assets in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).

The Alliance Intermediate Municipal Portfolios may invest in municipal lease obligations. A municipal lease obligation is not backed by the full faith and credit of the issuing municipality, but is usually backed by the municipality's pledge to make annual appropriations for lease payments. Thus, it is possible that a municipality will not appropriate money for lease payments. Additionally, some municipal lease obligations may allow for lease cancellation prior to the maturity date of the security. Municipal lease obligations may be less readily marketable than other municipal securities and some may be illiquid.

Current federal tax law distinguishes between municipal securities issued to finance certain private activities ("private activity bonds") and other municipal securities. Private activity bonds, most of which are AMT-Subject bonds and are also revenue bonds, include bonds issued to finance such projects as airports, housing projects, resource recovery programs, solid waste disposal facilities, and student loan programs.

The yields of municipal securities depend on, among other factors, conditions in the municipal bond markets and fixed-income markets generally, the size of a particular offering, the maturity of the obligations, and the rating of the issue. Normally, lower-rated municipal securities provide higher yields than those of more highly rated securities, but involve greater risks. When the spread between the yields of lower-rated obligations and those of more highly rated issues is relatively narrow, a Portfolio may invest in the latter since they will provide optimal yields with somewhat less risk.

The high tax-free yields sought by the Portfolios are generally obtainable from medium-quality municipal securities rated A or Baa by Moody's, or A or BBB by S&P or Fitch. It is expected that normally no Alliance Municipal Portfolio will retain a municipal security downgraded below Caa by Moody's and CCC by S&P and Fitch, or if unrated, determined by Alliance to have undergone similar credit quality deterioration. Alliance may, however, choose to retain such a security if it determines that doing so is in the best interests of the Alliance Municipal Portfolio and its shareholders; provided, however, that securities subject to such a downgrade will at no time comprise more than 10% of a Portfolio's net assets. No Alliance Intermediate Municipal Portfolio will retain a security downgraded below B by Moody's, S&P and Fitch.

Unrated municipal securities may be purchased by a Portfolio when Alliance believes that the financial condition of the issuers of such obligations and the protection afforded by their terms limit risk to a level comparable to that of rated securities that are consistent with the Portfolio's investment policies.

As of the following Portfolios' fiscal years ended in 2001, the percentages of the Portfolios' total assets invested in securities rated in particular rating categories by S&P or, if not rated by S&P, considered by Alliance to be of equivalent quality to such ratings, and the percentage of the Portfolios' net assets invested in AMT-Subject bonds, were as follows:

                                                                          AMT-
                           A AND                                        SUBJECT
PORTFOLIO                  ABOVE       BBB       BB       B        NR    BONDS
---------                 -------     -----     ----    ----      ---  ---------

Alliance
Municipal
Portfolios:

National                     66%       26%       0%       0%        8%       50%
Insured
  National                   96         0        0        0         4         0
Arizona                      63        14        0        0        23        39
California                   67        14        0        0        19        47
Insured
  California                 90         0        0        0        10         0
Florida                      66        10        0        0        24        50
Massachusetts                62        33        0        0         5        55
Michigan                     80        15        0        0         5        23
Minnesota                    84         6        0        0        10        46
New Jersey                   78        14        0        0         8        64
New York                     89        10        0        0         1        48
Ohio                         51        33        0        0        16        47
Pennsylvania                 70        22        0        0         8        56
Virginia                     72        15        0        0        13        53

Alliance
Intermediate
Municipal
Portfolios:

Intermediate
  Diversified
  Municipal                  82%        6%       1%       1%       10%       10%
Intermediate
  California
  Municipal                  92         3        1        0         4        12
Intermediate
  New York
  Municipal                  92         4        1        0         3         0

In recent years, California began a large scale deregulation of its power utility industry. One aspect of this deregulation is a mandatory cap on energy prices that California utilities can charge to their customers. Recent significant increases in the market cost of energy purchased by many California utilities has caused these utilities to come under financial pressures, as they have been unable to pass these increased costs to their customers. As a result, many power utilities experienced difficulty purchasing sufficient energy to meet demand and difficulty paying their suppliers. Some California utilities have suspended debt service payments on outstanding debt or payments to suppliers. The California Portfolio holds municipal securities issued by two utility companies that are experiencing these difficulties: Pacific Gas and Electric ("PG&E") and Southern California Edison ("SCE"), two of the largest California utility companies. The municipal securities owned by the California Portfolio are pollution control bonds which are secured as to the ultimate payment of principal by first mortgage bonds backed by substantially all of the real property and assets of PG&E and SCE. Alliance believes that the current value of this collateral is substantially in excess of the issuer's obligations on the bonds. The California Portfolio's interests in the bonds ranks equally with the interests of the other secured bond holders. As of December 31, 2001, PG&E and SCE comprised respectively approximately 6.6% and 1.4% of the California Portfolio's total assets.

On April 6, 2001 PG&E filed a voluntary petition of relief under Chapter 11 of the Bankruptcy Code. Other California utilities, including SCE, have publicly stated that they too may be forced into bankruptcy as a result of this situation. Moody's and S&P's current ratings of PG&E. and SCE's long term debt are, for PG&E, B3 from Moody's and CCC from S&P and, for SCE, B3 and CC. Although California state officials and the utilities are continuing to attempt to find a solution to the electricity supply and pricing problems, it is unclear at this time whether these securities will be further downgraded or whether an electric-rate increase or other action will improve the credit ratings of these municipal securities. Alliance continues to monitor this situation.

All Portfolios may use derivatives, such as options, futures, forwards and swaps, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate, or index. Alliance will sometimes use derivatives as part of a strategy designed to reduce other risks. Each Portfolio also may invest in municipal securities that have fixed, variable, floating, or inverse floating rates of interest.

Insurance Feature of the Insured National and Insured California Portfolios. The Insured National Portfolio and Insured California Portfolio normally invest at least 80% of their net assets in insured securities. Based upon the expected composition of each of the Insured National Portfolio and Insured California Portfolios, Alliance estimates that the annual premiums for insurance will range from .12 of 1% to .75 of 1% of the average net assets of each Portfolio. Although the insurance feature reduces certain financial risks, the premiums for insurance, which are paid from each of the Portfolio's assets, will reduce their current yields. Insurance is not a substitute for the basic credit of an issuer, but supplements the existing credit and provides additional credit support. While insurance for municipal securities held by the Insured National Portfolio and Insured California Portfolio reduces credit risk by insuring that the Portfolios will receive payment of principal and interest, it does not protect against market fluctuations caused by changes in interest rates or other factors.

The Insured National Portfolio and Insured California Portfolio may obtain insurance on their municipal securities or purchase insured municipal securities covered by policies issued by any insurer having a claims-paying ability rated A or higher by Moody's, S&P or Fitch. No more than 25% of each Portfolio's total assets may be invested in insured municipal securities covered by policies issued by insurers having a claims-paying ability rated below AA by Moody's, S&P or Fitch.

DESCRIPTION OF ADDITIONAL INVESTMENT PRACTICES

This section describes certain of the Portfolios' investment practices and associated risks. Unless otherwise noted, a Portfolio's use of any of these practices was specified in the previous section. There can be no assurance that at any given time a Portfolio will engage in any of these derivative or other practices.

Derivatives. The Portfolios may use derivatives to achieve their investment objectives. Derivatives are financial contracts whose value depend on, or is derived from, the value of an underlying asset, reference rate, or index. These assets, rates and indices may include bonds, stocks, mortgages, commodities, interest rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

Derivatives can be used by investors such as the Portfolios to earn income and enhance returns, to hedge or adjust the risk profile of an investment portfolio, to obtain exposure to otherwise inaccessible markets or to manage the effective maturity or duration of fixed-income securities. Each of the Portfolios is permitted to use derivatives for one or more of these purposes, although most of the Portfolios generally use derivatives primarily as direct investments in order to enhance yields and broaden portfolio diversification. Each of these uses entails greater risk than if derivatives were used solely for hedging purposes. Derivatives are a valuable tool which, when used properly, can provide significant benefit to Portfolio shareholders. A Portfolio may take a significant position in those derivatives that are within its investment policies if, in Alliance's judgment, this represents the most effective response to current or anticipated market conditions.

Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

There are four principal types of derivative instruments--options, futures, forwards and swaps--from which virtually any type of derivative transaction can be created.

o Options--An option, which may be standardized and exchange-traded, or customized and privately negotiated, is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy or sell the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the exercise price) during a period of time or on a specified date. A call option entitles the holder to purchase, and a put option entitles the holder to sell, the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index). Likewise, when an option is exercised, the writer of the option is obligated to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index).

o Futures--A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate, or index) at a specified price on the contract maturity date. Futures contracts are standardized, exchange-traded instruments and are fungible (i.e., considered to be perfect substitutes for each other). This fungibility allows futures contracts to be readily offset or cancelled through the acquisition of equal but opposite positions, which is the primary method in which futures contracts are liquidated. A cash-settled futures contract does not require physical delivery of the underlying asset but instead is settled for cash equal to the difference between the values of the contract on the date it is entered into and its maturity date.

o Forwards--A forward contract is an obligation by one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed-upon price at a future date. Forward contracts are customized, privately-negotiated agreements designed to satisfy the objectives of each party. A forward contract usually results in the delivery of the underlying asset upon maturity of the contract in return for the agreed upon payment.

o Swaps--A swap is a customized, privately-negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) for a specified amount of an underlying asset (the "notional" principal amount). The payment flows are netted against each other, with the difference being paid by one party to the other. The notional principal amount is used solely to calculate the payment streams but is not exchanged.

Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities" or "hybrid" investments. Examples of these securities are described below under "Variable, Floating and Inverse Floating Rate Instruments." No Intermediate Alliance Municipal Portfolio will invest more than 20% of its total assets in these investments.

The judicious use of derivatives by highly-experienced investment managers, such as Alliance, can be quite beneficial. Derivatives, however, involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. The following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in a Portfolio.

o Market Risk--This is the general risk attendant to all investments that the value of a particular investment will change in a way detrimental to the Portfolio's interest.

o Management Risk--Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to an investment portfolio, and the ability to forecast price and interest rate movements correctly.

o Credit Risk--This is the risk that a loss may be sustained by a Portfolio as a result of the failure of the counterparty to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Portfolios consider the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

o Liquidity Risk--Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

o Leverage Risk--Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

o Other Risks--Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Portfolio. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates, or indices they are designed to closely track. Consequently, a Portfolio's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Portfolio's investment objective.

Derivatives Used by the Portfolios. The following describes specific derivatives that one or more of the Portfolios may use.

Options on Municipal and U.S. Government Securities. In an effort to increase current income and to reduce fluctuations in net asset value, the Portfolios intend to write covered put and call options and purchase put and call options on municipal securities and U.S. Government securities that are traded on U.S. exchanges. The Alliance Intermediate Municipal Portfolios may also enter into options on the yield "spread" or yield differential between two securities. In contrast to other types of options, this option is based on the difference between the yields of designated securities, futures or other instruments. In addition, the Alliance Intermediate Municipal Portfolios may write covered straddles. A straddle is a combination of a call and a put written on the same underlying security. There are no specific limitations on the writing and purchasing of options by the Alliance Municipal Portfolios. No Alliance Intermediate Municipal Portfolio will write any option if immediately thereafter, the aggregate value of the Portfolio's securities subject to outstanding options would exceed 25% of its net assets. In purchasing an option on securities, a Portfolio would be in a position to realize a gain if, during the option period, the price of the underlying securities increased
(in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Portfolio would experience a loss not greater than the premium paid for the option. Thus, a Portfolio would realize a loss if the price of the underlying security declined or remained the same (in the case of a call) or increased or remained the same (in the case of a put) or otherwise did not increase (in the case of a put) or decrease (in the case of a call) by more than the amount of the premium. If a put or call option purchased by a Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

A Portfolio may write a put or call option in return for a premium, which is retained by the Portfolio whether or not the option is exercised. Except with respect to uncovered call options written for cross-hedging purposes, none of the Alliance Municipal Portfolios will write uncovered call or put options. The Alliance Intermediate Municipal Portfolios will write only covered options or other derivatives or financial instruments. A call option written by a Portfolio is "covered" if the Portfolio owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written. A put option written by a Portfolio is covered if the Portfolio holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written.

The risk involved in writing an uncovered put option is that there could be a decrease in the market value of the underlying securities. If this occurred, a Portfolio could be obligated to purchase the underlying security at a higher price than its current market value. Conversely, the risk involved in writing an uncovered call option is that there could be an increase in the market value of the underlying security, and a Portfolio could be obligated to acquire the underlying security at its current price and sell it at a lower price. The risk of loss from writing an uncovered put option is limited to the exercise price of the option, whereas the risk of loss from writing an uncovered call option is potentially unlimited.

An Alliance Municipal Portfolio may write a call option on a security that it does not own in order to hedge against a decline in the value of a security that it owns or has the right to acquire, a technique referred to as "cross-hedging." An Alliance Municipal Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction exceeds that to be received from writing a covered call option, while at the same time achieving the desired hedge. The correlation risk involved in cross-hedging may be greater than the correlation risk involved from other hedging strategies.

The Portfolios may purchase or write privately negotiated options on securities. A Portfolio that purchases or writes privately negotiated options on securities will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by Alliance. Alliance has adopted procedures for monitoring the creditworthiness of such counterparties. Privately negotiated options purchased or written by a Portfolio may be illiquid, and it may not be possible for the Portfolio to effect a closing transaction at an advantageous time.

Futures Contracts and Options on Futures Contracts. Futures contracts that a Portfolio may buy and sell may include futures contracts on municipal securities or U.S. Government securities and contracts based on any index of municipal securities or U.S. Government securities.

Options on futures contracts are options that call for the delivery of futures contracts upon exercise. Options on futures contracts written or purchased by a Portfolio will be traded on U.S. exchanges and will be used only for hedging purposes. The Alliance Intermediate Municipal Portfolios may invest in options on futures contracts also to manage the effective maturity or duration of fixed-income securities. No Alliance Municipal Portfolio will enter into a futures contract or option on a futures contract if immediately thereafter the market values of the outstanding futures contracts of the Portfolio and the futures contracts subject to outstanding options written by the Portfolio would exceed 50% of its total assets. No Alliance Intermediate Municipal Portfolio will write any option if, immediately thereafter, the aggregate value of the Portfolio's securities subject to outstanding options would exceed 25% of its net assets.

Interest Rate Transactions (Swaps, Caps, and Floors). Each Portfolio that may enter into interest rate swap, cap, or floor transactions expects to do so primarily for hedging purposes, which may include preserving a return or spread on a particular investment or portion of its portfolio or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. The Alliance Intermediate Municipal Portfolios may also enter into these transactions as a duration management technique. The Portfolios do not intend to use these transactions in a speculative manner.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or "notional") amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). Interest rate caps and floors are similar to options in that the purchase of an interest rate cap or floor entitles the purchaser, to the extent that a specified index exceeds (in the case of a cap) or falls below (in the case of a floor) a predetermined interest rate, to receive payments of interest on a notional amount from the party selling the interest rate cap or floor. A Portfolio may enter into interest rate swaps, caps, and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities.

There is no limit on the amount of interest rate transactions that may be entered into by a Portfolio that is permitted to enter into such transactions. A Portfolio will not enter into an interest rate swap, cap, or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is then rated in the highest rating category of at least one nationally recognized rating organization. No Alliance Intermediate Municipal Portfolio will use swaps to leverage the portfolio.

The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become well established and relatively liquid. Caps and floors are less liquid than swaps. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, unless there is a counterparty default, the risk of loss to a Portfolio from interest rate transactions is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

Forward Commitments. Each Portfolio may purchase or sell municipal securities on a forward commitment basis. Forward commitments are forward contracts for the purchase or sale of securities, including purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring or approval of a proposed financing by appropriate authorities (i.e., a "when, as and if issued" trade).

When forward commitments with respect to fixed-income securities are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but payment for and delivery of the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but settlements beyond two months may be negotiated. Securities purchased or sold under a forward commitment are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date.

The use of forward commitments helps a Portfolio to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Portfolio might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling bond prices. In periods of falling interest rates and rising bond prices, a Portfolio might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. No forward commitments will be made by an Alliance Municipal Portfolio if, as a result, the Portfolio's aggregate forward commitments under such transactions would be more than 20% of its total assets.

A Portfolio's right to receive or deliver a security under a forward commitment may be sold prior to the settlement date. The Portfolios enter into forward commitments, however, only with the intention of actually receiving securities or delivering them, as the case may be. If a Portfolio, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may realize a gain or incur a loss.

Loans of Portfolio Securities. Each Alliance Intermediate Municipal Portfolio may make secured loans of its portfolio securities up to 30% of its total assets to brokers, dealers and financial institutions, provided that cash, liquid high grade debt securities or bank letters of credit equal to at least 100% of the market value of the securities loaned is deposited and maintained by the borrower with the Portfolio. A principal risk in lending portfolio securities, as with other collateralized extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In addition, the Portfolio will be exposed to the risk that the sale of any collateral realized upon a borrower's default will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Portfolio any income earned from the securities. A Portfolio may invest any cash collateral directly or indirectly in short-term, high-quality debt instruments and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to the Portfolio's investment risks. The Portfolio will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights, and rights to dividends, interest or distributions. The Portfolio may pay reasonable finders', administrative, and custodial fees in connection with a loan of portfolio securities.

Variable, Floating and Inverse Floating Rate Instruments. Fixed-income securities may have fixed, variable, or floating rates of interest. Variable and floating rate securities pay interest at rates that are adjusted periodically, according to a specified formula. A "variable" interest rate adjusts at predetermined intervals (e.g., daily, weekly, or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes.

Each Portfolio may invest in Variable Rate Demand Notes (VRDN) which are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

A Portfolio may invest in fixed-income securities that pay interest at a coupon rate equal to a base rate, plus additional interest for a certain period of time if short-term interest rates rise above a predetermined level or "cap." The amount of such an additional interest payment typically is calculated under a formula based on a short-term interest rate index multiplied by a designated factor.

Each Portfolio may invest in "inverse floaters," which are securities with two variable components that, when combined, result in a fixed interest rate. The "auction component" typically pays an interest rate that is reset periodically through an auction process, while the "residual component" pays a current residual interest rate based on the difference between the total interest paid on the securities and the auction rate paid on the auction component. A Portfolio may purchase both auction and residual components. When an inverse floater is in the residual mode (leveraged), the interest rate typically resets in the opposite direction from the variable or floating market rate of interest on which the floater is based. The degree of leverage inherent in inverse floaters is associated with a greater degree of volatility of market value, such that the market values of inverse floaters tend to decrease more rapidly during periods of rising interest rates, and increase more rapidly during periods of falling interest rates, than those of fixed-rate securities.

Zero Coupon Securities. Zero coupon securities are debt securities that have been issued without interest coupons or stripped of their unmatured interest coupons, and include receipts or certificates representing interests in such stripped debt obligations and coupons. Such a security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Such securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities and credit quality that make current distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, these securities eliminate reinvestment risk and "lock in" a rate of return to maturity.

Illiquid Securities. Each Portfolio will limit its investments in illiquid securities to 15% (10% for the National Portfolio, Insured National Portfolio, New York Portfolio, California Portfolio, and Insured California Portfolio) of its net assets. Illiquid securities generally include, (i) direct placements or other securities for which there is no readily available market (e.g. when market makers do not exist or will not entertain bids or offers), (ii) over-the-counter options and assets used to cover over-the-counter options, and
(iii) repurchase agreements not terminable within seven days. Rule 144A securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid. Alliance will monitor the liquidity of each Portfolio's Rule 144A portfolio securities. A Portfolio that invests in illiquid securities may not be able to sell such securities and may not be able to realize their full value upon sale.

Repurchase Agreements. A Portfolio may seek additional income by investing in repurchase agreements pertaining only to U.S. Government securities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Portfolio to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. A Portfolio requires continual maintenance of collateral in an amount equal to, or in excess of, the resale price. If a vendor defaults on its repurchase obligation, a Portfolio would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, a Portfolio might be delayed in, or prevented from, selling the collateral for its benefit. There is no percentage restriction on any Portfolio's ability to enter into repurchase agreements. The Portfolios may enter into repurchase agreements with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York).

Temporary Defensive Position. For temporary defensive purposes when business or financial conditions warrant, each Portfolio may invest without limit in other municipal securities that are in all other respects consistent with the Portfolio's investment policies. For temporary defensive purposes, each Portfolio also may invest without limit in high-quality municipal notes or variable rate demand obligations, or in taxable cash equivalents (limited, in the case of the Florida Portfolio, to short-term U.S. Government securities or repurchase agreements). While the Portfolios are investing for temporary defensive purposes, they may not achieve their investment objective.

Portfolio Turnover. The portfolio turnover rate for each Portfolio is included in the Financial Highlights section. From time to time, the Portfolios may engage in active short-term trading to benefit from yield disparities among different issues of municipal securities, to seek short-term profits during periods of fluctuating interest rates, or for other reasons. This trading will increase a Portfolio's rate of turnover and the incidence of short-term capital gain taxable as ordinary income. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by a Portfolio and its shareholders. The execution costs for municipal securities, however, are substantially less than those for equivalent dollar values of equity securities.

ADDITIONAL RISK CONSIDERATIONS

Municipal Securities. The value of each Portfolio's shares will fluctuate with the value of its investments. The value of each Portfolio's investments will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of a Portfolio's securities generally rise. Conversely, during periods of rising interest rates, the values of a Portfolio's securities generally decline.

In seeking to achieve a Portfolio's investment objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities held by a Portfolio will be unavoidable. Moreover, medium- and lower-rated securities and unrated securities of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the net asset value of a Portfolio.

Investments in Lower-Rated Securities. Lower-rated securities, i.e., those rated Ba and lower by Moody's or BB and lower by S&P and Fitch (commonly known as "junk bonds"), are subject to greater risk of loss of principal and interest than higher-rated securities. They also are generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities, although the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, a Portfolio may experience difficulty in valuing such securities and, in turn, the Portfolio's assets.

Alliance will try to reduce the risk inherent in investment in lower-rated securities through credit analysis, diversification, attention to current developments and trends in interest rates, and economic and political conditions. There can, however, be no assurance that losses will not occur. Since the risk of default is higher for lower-rated securities, Alliance's research and credit analysis are a correspondingly more important aspect of its program for managing a Portfolio's securities than would be the case if a Portfolio did not invest in lower-rated securities. In considering investments for a Portfolio, Alliance will attempt to identify issuers of lower-rated securities whose financial condition are adequate to meet future obligations, has improved, or is expected to improve in the future.

Leverage. When a Portfolio borrows money or otherwise leverages its portfolio, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. Each Portfolio may create leverage by using reverse repurchase agreements, inverse floating rate instruments or derivatives, or by borrowing money.

Unrated Securities. Alliance also will consider investments in unrated securities for a Portfolio when Alliance believes that the financial condition of the issuers of the securities, or the protection afforded by the terms of the securities themselves, limits the risk to the Portfolio to a degree comparable to rated securities that are consistent with the Portfolio's objective and policies.

Non-diversified Status. Each of the State Portfolios and Intermediate State Portfolios is a "non-diversified" investment company, which means the Portfolio may invest more of its assets in a relatively smaller number of issuers. Because each State Portfolio and Intermediate State Portfolio will normally invest solely or substantially in municipal securities of a particular state, it is more susceptible to local risk factors than a geographically diversified municipal securities portfolio. These risks arise from the financial condition of a particular state and its municipalities. If state or local governmental entities are unable to meet their financial obligations, the income derived by the State Portfolios and Intermediate State Portfolios, their ability to preserve or realize appreciation of their portfolio assets and their liquidity could be impaired. Each Portfolio's SAI provides specific information about the state in which a Portfolio invests.

--------------------------------------------------------------------------------
                          MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND PORTFOLIO MANAGER

Each Portfolio's Adviser is Alliance Capital Management L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international adviser supervising client accounts with assets as of September 30, 2001 totaling more than $421 billion (of which more than $163 billion represented assets of investment companies). As of September 30, 2001, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 37 of the nation's FORTUNE 100 companies), for public employee retirement funds in 44 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 50 registered investment companies managed by Alliance, comprising 139 separate investment portfolios, currently have more than 7.1 million shareholder accounts.

Alliance provides investment advisory services and order placement facilities for the Portfolios. For these advisory services, each Portfolio paid Alliance as a percentage of average daily net assets:

                                                 Fee as a
                                               percentage of
                                               average daily           Fiscal
Portfolio                                       net assets*          Year Ending
--------                                      --------------        ------------

Alliance Municipal
Portfolios:

National Portfolio .........................         .21%             10/31/01
Insured National
  Portfolio ................................         .52%             10/31/01
California Portfolio .......................         .38%             10/31/01
Insured California
  Portfolio ................................         .55%             10/31/01
Arizona Portfolio ..........................         .19%              9/30/01
Florida Portfolio ..........................         .28%              9/30/01
Massachusetts
  Portfolio ................................         .26%              9/30/01
Michigan Portfolio .........................         .36%              9/30/01
Minnesota Portfolio ........................         .24%              9/30/01
New Jersey Portfolio .......................         .37%              9/30/01
New York Portfolio .........................         .18%             10/31/01
Ohio Portfolio .............................         .28%              9/30/01
Pennsylvania Portfolio .....................         .42%              9/30/01
Virginia Portfolio .........................         .21%              9/30/01

Alliance Intermediate
Municipal Portfolios:

Intermediate Diversified
  Municipal Portfolio ......................         .49%              9/30/01
Intermediate California
  Municipal Portfolio ......................         .50%              9/30/01
Intermediate New York
  Municipal Portfolio ......................         .50%              9/30/01

--------------------------------------------------------------------------------

* Fees are stated net of any waivers and/or reimbursements. See the "Fee Table" at the beginning of the Prospectus for more information about fee waivers.

The employees of Alliance principally responsible for each Alliance Municipal Portfolio's investment program are Mr. David M. Dowden, and Mr. Terrance T. Hults. Messrs. Dowden and Hults have served in this capacity for each Alliance Municipal Portfolio since 1994 and 1995, respectively. Mr. Dowden is a Vice President of ACMC with which he has been associated since 1994. Mr. Hults is a Vice President of ACMC with which he has been associated since 1995.

Investment decisions for each Alliance Intermediate Municipal Portfolio are made by Investment Policy Groups of Alliance employees. No one person is primarily responsible for making recommendations to the Investment Policy Groups.

The Portfolios' SAIs have more detailed information about Alliance and other Portfolio service providers.

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                           PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------

HOW THE PORTFOLIOS VALUE THEIR SHARES

The Portfolios' net asset value or NAV is calculated at 4:00 p.m., Eastern time, each day the Exchange is open for business. To calculate NAV, each Portfolio's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Portfolios value their securities at their current market value determined on the basis of market quotations, or, if such quotations are not readily available, such other methods as the Portfolios' directors believe accurately reflect fair market value.

Your order for the purchase, sale, or exchange of shares is priced at the next NAV calculated after your order is received in proper form by the Portfolio. Your purchase of Portfolio shares may be subject to an initial sales charge. Sales of Portfolio shares may be subject to a contingent deferred sales charge or CDSC. See the Distribution Arrangements section of this Prospectus for details.

HOW TO BUY SHARES

You may purchase shares of any of the Portfolios through broker-dealers, banks, or other financial intermediaries. You also may purchase shares directly from the Portfolios' principal underwriter, Alliance Fund Distributors, Inc., or AFD.

         Minimum investment amounts are:

         o Initial:                            $1,000
         o Subsequent:                         $   50
         o Automatic Investment Program:       $   25

If you are an existing Portfolio shareholder, you may purchase shares by electronic funds transfer in amounts not exceeding $500,000 if you have completed the appropriate section of the Subscription Application or the Shareholder Options form. Call (800) 221-5672 to arrange a transfer from your bank account.

Each Portfolio is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not provided the Portfolio with their certified taxpayer identification number. To avoid this, you must provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

Each Portfolio may refuse any order to purchase shares. In particular, the Portfolios reserve the right to restrict purchases of shares (including through exchanges) when they appear to evidence a pattern of frequent purchases and sales made in response to short-term considerations.

HOW TO EXCHANGE SHARES

You may exchange your Portfolio shares for shares of the same class of other Alliance Mutual Funds (including AFD Exchange Reserves, a money market fund managed by Alliance). Exchanges of shares are made at the next determined NAV, without sales or service charges. You may request an exchange by mail or telephone. You must call by 4:00 p.m., Eastern time, to receive that day's NAV. The Portfolios may change, suspend, or terminate the exchange service on 60 days' written notice.

HOW TO SELL SHARES

You may "redeem" your shares (i.e., sell your shares to a Portfolio) on any day the Exchange is open, either directly or through your financial intermediary. Your sales price will be the next-determined NAV, less any applicable CDSC, after the Portfolio receives your sales request in proper form. Normally, proceeds will be sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Portfolio is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days).

o     Selling Shares Through Your Broker

Your financial representative must receive your sales request before 4:00 p.m., Eastern time, and submit it to the Portfolio by 5:00 p.m., Eastern time, for you to receive that day's NAV, less any applicable CDSC. Your financial representative is responsible for submitting all necessary documentation to the Portfolio and may charge you for this service.

o     Selling Shares Directly To A Portfolio

By Mail:

      -- Send a signed letter of instruction or stock power form, along with your certificates, to:

                     Alliance Global Investor Services, Inc.
                                  P.O. Box 1520
                             Secaucus, NJ 07096-1520
                                 1-800-221-5672

      -- For your protection, a bank, a member firm of a national stock exchange, or other eligible guarantor institution, must guarantee signature. Stock power forms are available from your financial intermediary, Alliance Global Investor Services, Inc. ("AGIS"), and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries, and surviving joint owners. If you have any questions about these procedures, contact AGIS.

By Telephone:

      -- You may redeem your shares for which no stock certificates have been issued by telephone request. Call AGIS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

      -- A telephone request must be made by 4:00 p.m., Eastern time, for you to receive that day's NAV, less any applicable CDSC.

      -- If you have selected electronic funds transfer in your Shareholder Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

      -- Redemption requests by electronic funds transfer may not exceed $100,000 per day and redemption requests by check cannot exceed $50,000 per day.

      -- Telephone redemption is not available for shares held in nominee or "street name" accounts or retirement plan accounts or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

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                       DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Portfolios declare dividends on their shares on each business day from the Portfolio's net investment income. Dividends on shares for Saturdays, Sundays and holidays will be declared on the previous business day. Each Portfolio pays dividends on its shares after the close of business on the twentieth day of each month or, if such day is not a business day, the first business day after that day. At your election (which you may change at least 30 days prior to the record date for a particular dividend or distribution), dividends and distributions are paid in cash or reinvested without charge in additional shares of the same class having an aggregate NAV as of the payment date of the dividend or distribution equal to the cash amount thereof.

If you receive an income dividend or capital gains distribution in cash, you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of that Portfolio without charge by returning to Alliance, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Portfolio.

There is no fixed dividend rate and there can be no assurance that a Portfolio will pay any dividends. The amount of any dividend or distribution paid on shares of a Portfolio must necessarily depend upon the realization of income and capital gains from the Portfolio's investments.

Taxes

Distributions to shareholders out of tax-exempt interest income earned by a Portfolio are not subject to federal income tax. Under current tax law, some individuals and corporations may be subject for federal income tax purposes to the AMT on distributions to shareholders out of income from the AMT-Subject bonds in which all Portfolios (other than the Insured National Portfolio and Insured California Portfolio) invest. Further, under current tax law, certain corporate taxpayers may be subject to the AMT based on their "adjusted current earnings." Distributions from a Portfolio that are excluded from gross income and from AMT taxable income will be included in such corporation's "adjusted current earnings" for purposes of computation of the AMT. Distributions out of taxable interest, other investment income, and net realized short-term capital gains are taxable to shareholders as ordinary income. Any distributions of long-term capital gains generally will be taxable to you as long-term capital gains. Since a Portfolio's investment income is derived from interest rather than dividends, no portion of its distributions is eligible for the dividends-received deduction available to corporations.

Interest on indebtedness incurred by shareholders to purchase or carry shares of a Portfolio is not deductible for federal income tax purposes. Further, persons who are "substantial users" (or related persons) of facilities financed by AMT-Subject bonds should consult their tax advisers before purchasing shares of a Portfolio.

If you buy shares just before a Portfolio deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a distribution, which may be taxable.

The sale or exchange of Portfolio shares is a taxable transaction for federal income tax purposes.

The Portfolios anticipate that substantially all of their dividends will be exempt from regular federal income taxes. Shareholders may be subject to state and local taxes on distributions from a Portfolio, including distributions that are exempt from federal income taxes. The Portfolios will report annually to shareholders the percentage and source of interest earned by a Portfolio that is exempt from federal income tax and, except in the case of the National Portfolio, Insured National Portfolio and Intermediate Diversified Municipal Portfolio, relevant state and local personal income taxes and, in the case of the Florida Portfolio, the portion of the net asset value of such Portfolio that is exempt from Florida intangible personal property tax.

Each investor should consult his or her own tax adviser to determine the tax status, with regard to his or her tax situation, of distributions from the Portfolios.

State Portfolios and Intermediate State Portfolios:

Arizona Portfolio. It is anticipated that substantially all of the dividends paid by the Portfolio will be exempt from Arizona individual, corporate and fiduciary income taxes. Distributions of capital gains will be subject to Arizona income taxes. Interest on indebtedness incurred to purchase or carry shares of the Portfolio generally will not be deductible for purposes of the Arizona income tax.

California, Insured California and Intermediate California Municipal Portfolios. It is anticipated that substantially all of the dividends paid by these Portfolios will be exempt from California personal income tax.

Florida Portfolio. It is anticipated that Portfolio shares will be exempt from the Florida intangible personal property tax. Florida does not impose an individual income tax. Dividends paid by the Portfolio to corporate shareholders will be subject to Florida corporate income tax.

Massachusetts Portfolio. It is anticipated that substantially all of the dividends paid by the Portfolio will be exempt from the Massachusetts personal and fiduciary income taxes. Distributions designated as attributable to capital gains, other than gains on certain Massachusetts municipal securities, are subject to the state personal and fiduciary income taxes at capital gains tax rates. Distributions paid to corporate shareholders are subject to the Massachusetts corporate excise tax.

Michigan Portfolio. It is anticipated that substantially all of the dividends paid by the Portfolio will be exempt from Michigan income, intangible and single business taxes and from the uniform city income tax imposed by certain Michigan cities. Distributions representing income derived from the Portfolio from sources other than Michigan municipal securities and U.S. Government securities, including capital gains distributions, are subject to Michigan income and single business taxes.

Minnesota Portfolio. It is anticipated that substantially all of the dividends paid by the Portfolio will be exempt from Minnesota personal and fiduciary income taxes. Certain individuals may be subject to the Minnesota alternative minimum tax on distributions attributable to Portfolio income from AMT-Subject bonds. Distributions to corporate shareholders are subject to the Minnesota franchise tax.

New Jersey Portfolio. It is anticipated that substantially all of the income dividends and capital gains distributions paid by the Portfolio to individuals and fiduciaries will be exempt from the New Jersey personal income tax. Exempt interest-dividends paid to a corporate shareholder will be subject to the New Jersey corporation business (franchise) tax.

New York Portfolio and Intermediate New York Municipal Portfolio. It is anticipated that substantially all of the dividends paid by the Portfolios will be exempt from New York State and New York City personal and fiduciary income taxes. Distributions of capital gains will be subject to these taxes. Interest on indebtedness incurred to buy or carry shares of the Portfolios generally will not be deductible for New York income tax purposes. Distributions paid to corporate shareholders will be included in New York entire net income for purposes of the franchise tax.

Ohio Portfolio. It is anticipated that substantially all distributions of income and capital gains paid by the Portfolio will be exempt from the Ohio personal income tax, Ohio school district income taxes and Ohio municipal income taxes, and will not be includable in the net income tax base of the Ohio franchise tax. Shares of the Portfolio will be included in a corporation's tax base for purposes of computing the Ohio corporate franchise tax on a net worth basis.

Pennsylvania Portfolio. It is anticipated that substantially all of the dividends paid by the Portfolio will be exempt from Pennsylvania personal and fiduciary income taxes, the Philadelphia School District investment net income tax and Pennsylvania corporate net income tax, and that shares of the Portfolio will be exempt from Pennsylvania county personal property taxes (a tax which no county imposes at present). Distributions of capital gains will be subject to Pennsylvania individual, fiduciary and corporate income taxes but will not be taxable for purposes of the Philadelphia School District Income tax. Portfolio shares are included for purposes of determining a corporation's capital stock value subject to the Pennsylvania capital stock/franchise tax.

Virginia Portfolio. It is anticipated that substantially all of the dividends paid by the Portfolio will be exempt from Virginia individual, estate, trust, and corporate income taxes. Distributions attributable to capital gains and gains recognized on the sale or other disposition of shares of the Portfolio (including the redemption or exchange of shares) generally will be subject to Virginia income taxes. Interest on indebtedness incurred to purchase or carry shares of the Portfolio generally will not be deductible for Virginia income tax purposes.

--------------------------------------------------------------------------------
                           DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

Share Classes. The Portfolios offer three classes of shares.

CLASS A SHARES--INITIAL SALES CHARGE ALTERNATIVE

You can purchase Class A shares at NAV with an initial sales charge, as follows:

                                           Initial Sales Charge
                                           --------------------
                                                                     Commission
                                                                         to
                                           as % of                  Dealer/Agent
                                             Net        as % of        as % of
                                           Amount      Offering       Offering
Amount Purchased                          Invested       Price          Price
----------------                         ----------    ---------    ------------
Up to $100,000                              4.44%         4.25%         4.00%
$100,000 up to $250,000                     3.36          3.25          3.00
$250,000 up to $500,000                     2.30          2.25          2.00
$500,000 up to $1,000,000                   1.78          1.75          1.50

You pay no initial sales charge on purchases of Class A Shares in the amount of $1,000,000 or more, but you may pay a 1% CDSC if you redeem your shares within 1 year. Alliance may pay the dealer or agent a fee of up to 1% of the dollar amount purchased. Certain purchases of Class A shares may qualify for reduced or eliminated sales charges in accordance with a Portfolio's Combined Purchase Privilege, Cumulative Quantity Discount, Statement of Intention, Privilege for Certain Retirement Plans, Reinstatement Privilege and Sales at Net Asset Value programs. Consult the Subscription Application and the SAI about these options.

CLASS B SHARES--DEFERRED SALES CHARGE ALTERNATIVE

You can purchase Class B shares at NAV without an initial sales charge. A Portfolio will thus receive the full amount of your purchase. Your investment, however, will be subject to a CDSC if you redeem shares within 3 years of purchase. The CDSC varies depending on the number of years that you hold the shares. The CDSC amounts are:

                          Year Since Purchase                CDSC
                          ------------------                ------
                          First                                3%
                          Second                               2%
                          Third                                1%
                          Fourth                             None

If you exchange your shares for the Class B shares of another Alliance Mutual Fund, the CDSC also will apply to those Class B shares. The CDSC period begins with the date of your original purchase, not the date of exchange for the other Class B shares.

Class B shares purchased for cash automatically convert to Class A shares six years after the end of the month of your purchase. If you purchase shares by exchange for the Class B shares of another Alliance Mutual Fund, the conversion period runs from the date of your original purchase.

CLASS C SHARES--ASSET-BASED SALES CHARGE ALTERNATIVE

You can purchase Class C shares at NAV without any initial sales charge. The Portfolio will thus receive the full amount of your purchase. Your investment, however, will be subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for the Class C shares of another Alliance Mutual Fund, the 1% CDSC also will apply to those Class C shares. The 1 year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares.

Class C shares do not convert to any other class of shares of the Portfolio.

Asset-Based Sales Charge or Rule 12b-1 Fees. Each Portfolio has adopted a plan under Commission Rule 12b-1 that allows the Portfolio to pay asset-based sales charges or distribution and service fees for the distribution and sale of its shares. The amount of these fees for each class of the Portfolio's shares is:

                                       Rule 12b-1 Fee
                                      (as a percent of
                                      aggregate average
                                      daily net assets)
                                      -----------------
              Class A                        .30%
              Class B                       1.00%
              Class C                       1.00%

Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class B and Class C shares are subject to higher distribution fees than Class A shares (Class B shares are subject to these higher fees for a period of six years, after which they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. All or a portion of these fees may be paid to financial intermediaries

Choosing a Class of Shares. The decision as to which class is more beneficial to you depends on the amount and intended length of your investment. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares because 100% of your purchase is invested immediately. If you are unsure of the length of your investment, you might consider Class C shares because there is no initial sales charge, as long as the shares are held for one year or more. Dealers and agents may receive differing compensation for selling Class A, Class B, or Class C shares. There is no size limit on purchases of Class A shares. The maximum purchase of Class B shares is $250,000. The maximum purchase of Class C shares is $1,000,000.

Application of the CDSC. The CDSC is applied to the lesser of the original cost of shares being redeemed or NAV at the time of redemption (or, as to Portfolio shares acquired through an exchange, the cost of the Alliance Mutual Fund shares originally purchased for cash). Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. The Portfolios may waive the CDSC on redemptions of shares following the death or disability of a shareholder, to meet the requirements of certain qualified retirement plans, or under a monthly, bi-monthly, or quarterly systematic withdrawal plan. See the Portfolio's SAI for further information about CDSC waivers.

Other. A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary, or other financial representative with respect to the purchase, sale, or exchange of Class A, Class B, or Class C shares made through your financial representative. The financial intermediaries also may impose requirements on the purchase, sale, or exchange of shares that are different from, or in addition to, those imposed by a Portfolio, including requirements as to the minimum initial and subsequent investment amounts.

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

Under unusual circumstances, a Portfolio may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. Each Portfolio reserves the right to close an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed.

During drastic economic or market developments, you might have difficulty in reaching AGIS by telephone, in which event you should issue written instructions to AGIS. AGIS is not responsible for the authenticity of telephonic requests to purchase, sell, or exchange shares. AGIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephonic requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. AGIS offers a variety of shareholder services. For more information about these services or your account, call AGIS's toll-free number,
(800)-221-5672. Some services are described in the attached Subscription Application. A shareholder's manual explaining all available services will be provided upon request. To request a shareholder manual, call (800)-227-4618.

Householding. Many shareholders of the Alliance Mutual Funds have family members living in the same home who also own shares of the same Funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one Fund account and to reduce expenses of the Fund, all Alliance Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding", does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call AGIS at 1-800-221-5672. We will resume separate mailings for your account within 30 days of your request.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each Alliance Municipal Portfolio's financial performance for the past 5 years (or, if shorter, the period of the Portfolio's operations). No information is provided for the Class A, Class B and Class C shares of the Intermediate Diversified Municipal Portfolio, Intermediate California Municipal Portfolio or the Intermediate New York Municipal Portfolio because these Classes did not commence operations until February 1, 2002. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, the Portfolio's independent auditors, whose reports, along with each Portfolio's financial statements, are included in the SAI, which is available upon request.


                                                 Income from Investment Operations            Less Dividends and Distributions
                                           --------------------------------------------  -------------------------------------------
                                                              Net Gains
                                Net Asset                    or Losses on                Dividends   Distributions
                                 Value,                       Securities     Total from   from Net    in Excess of   Distributions
                                Beginning  Net Investment   (both realized   Investment  Investment  Net Investment      from
  Fiscal Year or Period         of Period  Income (Loss)+   and unrealized)  Operations    Income        Income      Capital Gains
  ---------------------        ----------- --------------   ---------------  ----------  ----------  --------------  -------------
National Portfolio
   Class A
   Year ended 10/31/01 .....     $10.14      $0.54(a)          $ 0.21         $ 0.75       $(0.54)      $(0.01)          $ 0.00
   Year ended 10/31/00 .....      10.02       0.55(a)            0.12           0.67        (0.55)        0.00             0.00
   Year ended 10/31/99 .....      11.09       0.52(a)           (0.93)         (0.41)       (0.52)       (0.04)           (0.10)
   Year ended 10/31/98 .....      10.94       0.55(a)            0.18           0.73        (0.55)       (0.03)            0.00
   Year ended 10/31/97 .....      10.51       0.57(a)            0.44           1.01        (0.58)        0.00             0.00
   Class B
   Year ended 10/31/01 .....     $10.13      $0.47(a)          $ 0.21         $ 0.68       $(0.47)      $(0.01)          $ 0.00
   Year ended 10/31/00 .....      10.00       0.48(a)            0.13           0.61        (0.48)        0.00             0.00
   Year ended 10/31/99 .....      11.08       0.44(a)           (0.93)         (0.49)       (0.44)       (0.05)           (0.10)
   Year ended 10/31/98 .....      10.94       0.46(a)            0.19           0.65        (0.46)       (0.05)            0.00
   Year ended 10/31/97 .....      10.51       0.50(a)            0.44           0.94        (0.50)       (0.01)            0.00
   Class C
   Year ended 10/31/01 .....     $10.13      $0.47(a)          $ 0.22         $ 0.69       $(0.47)      $(0.01)          $ 0.00
   Year ended 10/31/00 .....      10.00       0.48(a)            0.13           0.61        (0.48)        0.00             0.00
   Year ended 10/31/99 .....      11.08       0.45(a)           (0.94)         (0.49)       (0.45)       (0.04)           (0.10)
   Year ended 10/31/98 .....      10.94       0.47(a)            0.18           0.65        (0.47)       (0.04)            0.00
   Year ended 10/31/97 .....      10.51       0.50(a)            0.44           0.94        (0.50)       (0.01)            0.00

Insured National Portfolio
   Class A
   Year ended 10/31/01 .....     $ 9.58      $0.45(a)          $ 0.50         $ 0.95       $(0.45)      $(0.01)          $ 0.00
   Year ended 10/31/00 .....       9.33       0.45(a)            0.26           0.71        (0.45)       (0.01)            0.00
   Year ended 10/31/99 .....      10.52       0.43(a)           (0.95)         (0.52)       (0.43)       (0.02)           (0.22)
   Year ended 10/31/98 .....      10.49       0.44(a)            0.28           0.72        (0.44)       (0.05)           (0.20)
   Year ended 10/31/97 .....      10.28       0.50(a)            0.37           0.87        (0.50)       (0.02)           (0.14)
   Class B
   Year ended 10/31/00 .....     $ 9.56      $0.38(a)          $ 0.50         $ 0.88       $(0.38)      $(0.01)          $ 0.00
   Year ended 10/31/00 .....       9.31       0.40(a)            0.26           0.66        (0.40)       (0.01)            0.00
   Year ended 10/31/99 .....      10.52       0.36(a)           (0.97)         (0.61)       (0.36)       (0.02)           (0.22)
   Year ended 10/31/98 .....      10.49       0.37(a)            0.28           0.65        (0.37)       (0.05)           (0.20)
   Year ended 10/31/97 .....      10.28       0.42(a)            0.38           0.80        (0.42)       (0.03)           (0.14)
   Class C
   Year ended 10/31/00 .....     $ 9.56      $0.38(a)          $ 0.50         $ 0.88       $(0.38)      $(0.01)          $ 0.00
   Year ended 10/31/00 .....       9.32       0.40(a)            0.25           0.65        (0.40)       (0.01)            0.00
   Year ended 10/31/99 .....      10.52       0.36(a)           (0.96)         (0.60)       (0.36)       (0.02)           (0.22)
   Year ended 10/31/98 .....      10.49       0.37(a)            0.28           0.65        (0.37)       (0.05)           (0.20)
   Year ended 10/31/97 .....      10.28       0.42(a)            0.38           0.80        (0.42)       (0.03)           (0.14)

California Portfolio
   Class A
   Year ended 10/31/01 .....     $10.88      $0.54(a)          $ 0.14         $ 0.68       $(0.54)      $(0.02)          $ 0.00
   Year ended 10/31/00 .....      10.58       0.56(a)            0.30           0.86        (0.56)        0.00             0.00
   Year ended 10/31/99 .....      11.34       0.54(a)           (0.73)         (0.19)       (0.54)       (0.03)            0.00
   Year ended 10/31/98 .....      11.04       0.56(a)            0.32           0.88        (0.56)       (0.02)            0.00
   Year ended 10/31/97 .....      10.59       0.58(a)            0.45           1.03        (0.58)        0.00             0.00
   Class B
   Year ended 10/31/01 .....     $10.88      $0.46(a)          $ 0.15         $ 0.61       $(0.46)      $(0.03)          $ 0.00
   Year ended 10/31/00 .....      10.58       0.48(a)            0.30           0.78        (0.48)        0.00             0.00
   Year ended 10/31/99 .....      11.34       0.46(a)           (0.73)         (0.27)       (0.46)       (0.03)            0.00
   Year ended 10/31/98 .....      11.04       0.48(a)            0.33           0.81        (0.48)       (0.03)            0.00
   Year ended 10/31/97 .....      10.59       0.51(a)            0.45           0.96        (0.51)        0.00             0.00
   Class C
   Year ended 10/31/01 .....     $10.88      $0.46(a)          $ 0.15         $ 0.61       $(0.46)      $(0.03)          $ 0.00
   Year ended 10/31/00 .....      10.58       0.48(a)            0.30           0.78        (0.48)        0.00             0.00
   Year ended 10/31/99 .....      11.33       0.46(a)           (0.72)         (0.26)       (0.46)       (0.03)            0.00
   Year ended 10/31/98 .....      11.04       0.48(a)            0.32           0.80        (0.48)       (0.03)            0.00
   Year ended 10/31/97 .....      10.59       0.51(a)            0.45           0.96        (0.51)        0.00             0.00

Insured California Portfolio
   Class A
   Year ended 10/31/01 .....     $13.74      $0.63(a)          $ 0.74         $ 1.37       $(0.63)      $(0.03)          $ 0.00
   Year ended 10/31/00 .....      13.11       0.64(a)            0.63           1.27        (0.64)        0.00             0.00
   Year ended 10/31/99 .....      14.25       0.64(a)           (1.15)         (0.51)       (0.63)        0.00             0.00
   Year ended 10/31/98 .....      13.89       0.64(a)            0.39           1.03        (0.64)       (0.03)            0.00
   Year ended 10/31/97 .....      13.39       0.69(a)            0.50           1.19        (0.68)       (0.01)            0.00
   Class B
   Year ended 10/31/01 .....     $13.75      $0.52(a)          $ 0.75         $ 1.27       $(0.52)      $(0.04)          $ 0.00
   Year ended 10/31/00 .....      13.11       0.54(a)            0.64           1.18        (0.54)        0.00             0.00
   Year ended 10/31/99 .....      14.25       0.53(a)           (1.14)         (0.61)       (0.53)        0.00             0.00
   Year ended 10/31/98 .....      13.89       0.54(a)            0.39           0.93        (0.54)       (0.03)            0.00
   Year ended 10/31/97 .....      13.39       0.59(a)            0.50           1.09        (0.59)        0.00             0.00

                                    Less
                                Distributions
                                -------------
                                    Total      Net Asset
                                  Dividends      Value,
                                     and         End of     Total
  Fiscal Year or Period         Distributions    Period   Return (b)
  ---------------------         -------------  ---------  ----------
National Portfolio
   Class A
   Year ended 10/31/01 .....       $(0.55)      $10.34       7.55%
   Year ended 10/31/00 .....        (0.55)       10.14       6.95
   Year ended 10/31/99 .....        (0.66)       10.02      (3.93)
   Year ended 10/31/98 .....        (0.58)       11.09       6.82
   Year ended 10/31/97 .....        (0.58)       10.94       9.88
   Class B
   Year ended 10/31/01 .....       $(0.48)      $10.33       6.84%
   Year ended 10/31/00 .....        (0.48)       10.13       6.32
   Year ended 10/31/99 .....        (0.59)       10.00      (4.65)
   Year ended 10/31/98 .....        (0.51)       11.08       6.05
   Year ended 10/31/97 .....        (0.51)       10.94       9.16
   Class C
   Year ended 10/31/01 .....       $(0.48)      $10.34       6.94%
   Year ended 10/31/00 .....        (0.48)       10.13       6.32
   Year ended 10/31/99 .....        (0.59)       10.00      (4.65)
   Year ended 10/31/98 .....        (0.51)       11.08       6.06
   Year ended 10/31/97 .....        (0.51)       10.94       9.18

Insured National Portfolio
   Class A
   Year ended 10/31/01 .....       $(0.46)      $10.07      10.11%
   Year ended 10/31/00 .....        (0.46)        9.58       7.84
   Year ended 10/31/99 .....        (0.67)        9.33      (5.28)
   Year ended 10/31/98 .....        (0.69)       10.52       7.15
   Year ended 10/31/97 .....        (0.66)       10.49       8.77
   Class B
   Year ended 10/31/00 .....       $(0.39)      $10.05       9.39%
   Year ended 10/31/00 .....        (0.41)        9.56       7.10
   Year ended 10/31/99 .....        (0.60)        9.31      (6.10)
   Year ended 10/31/98 .....        (0.62)       10.52       6.48
   Year ended 10/31/97 .....        (0.59)       10.49       8.07
   Class C
   Year ended 10/31/00 .....       $(0.39)      $10.05       9.39%
   Year ended 10/31/00 .....        (0.41)        9.56       6.98
   Year ended 10/31/99 .....        (0.60)        9.32      (6.00)
   Year ended 10/31/98 .....        (0.62)       10.52       6.48
   Year ended 10/31/97 .....        (0.59)       10.49       8.07

California Portfolio
   Class A
   Year ended 10/31/01 .....       $(0.56)      $11.00       6.47%
   Year ended 10/31/00 .....        (0.56)       10.88       8.38
   Year ended 10/31/99 .....        (0.57)       10.58      (1.80)
   Year ended 10/31/98 .....        (0.58)       11.34       8.20
   Year ended 10/31/97 .....        (0.58)       11.04      10.07
   Class B
   Year ended 10/31/01 .....       $(0.49)      $11.00       5.74%
   Year ended 10/31/00 .....        (0.48)       10.88       7.60
   Year ended 10/31/99 .....        (0.49)       10.58      (2.47)
   Year ended 10/31/98 .....        (0.51)       11.34       7.46
   Year ended 10/31/97 .....        (0.51)       11.04       9.29
   Class C
   Year ended 10/31/01 .....       $(0.49)      $11.00       5.74%
   Year ended 10/31/00 .....        (0.48)       10.88       7.60
   Year ended 10/31/99 .....        (0.49)       10.58      (2.39)
   Year ended 10/31/98 .....        (0.51)       11.33       7.46
   Year ended 10/31/97 .....        (0.51)       11.04       9.29

Insured California Portfolio
   Class A
   Year ended 10/31/01 .....       $(0.66)      $14.45      10.16%
   Year ended 10/31/00 .....        (0.64)       13.74      10.02
   Year ended 10/31/99 .....        (0.63)       13.11      (3.74)
   Year ended 10/31/98 .....        (0.67)       14.25       7.60
   Year ended 10/31/97 .....        (0.69)       13.89       9.18
   Class B
   Year ended 10/31/01 .....       $(0.56)      $14.46       9.38%
   Year ended 10/31/00 .....        (0.54)       13.75       9.27
   Year ended 10/31/99 .....        (0.53)       13.11      (4.44)
   Year ended 10/31/98 .....        (0.57)       14.25       6.84
   Year ended 10/31/97 .....        (0.59)       13.89       8.37

                                                    Ratios/Supplemental Data
                                 --------------------------------------------------------------
                                                    Ratio of    Ratio of Net
                                   Net Assets,      Expenses    Income/Loss
                                  End of Period    to Average    to Average         Portfolio
  Fiscal Year or Period          (000's omitted)   Net Assets    Net Assets       Turnover Rate
  ---------------------          ---------------   ----------   ------------      -------------
National Portfolio
   Class A
   Year ended 10/31/01 .....       $425,506          0.64%(c)       5.22%              194%
   Year ended 10/31/00 .....        412,248          0.68(c)        5.53               415
   Year ended 10/31/99 .....        402,922          0.66(c)        4.86               393
   Year ended 10/31/98 .....        364,429          0.66(c)        4.98                56
   Year ended 10/31/97 .....        329,540          0.69(c)        5.40                72
   Class B
   Year ended 10/31/01 .....       $132,074          1.36%(c)       4.59%              194%
   Year ended 10/31/00 .....        117,779          1.39(c)        4.80               415
   Year ended 10/31/99 .....        157,090          1.37(c)        4.12               393
   Year ended 10/31/98 .....        197,517          1.37(c)        4.28                56
   Year ended 10/31/97 .....        190,530          1.40(c)        4.69                72
   Class C
   Year ended 10/31/01 .....       $ 98,825          1.35%(c)       4.61%              194%
   Year ended 10/31/00 .....         93,861          1.38(c)        4.83               415
   Year ended 10/31/99 .....        111,740          1.36(c)        4.15               393
   Year ended 10/31/98 .....        108,325          1.36(c)        4.28                56
   Year ended 10/31/97 .....         89,792          1.39(c)        4.70                72

Insured National Portfolio
   Class A
   Year ended 10/31/01 .....       $169,744          1.04%(d)       4.53%              105%
   Year ended 10/31/00 .....        161,977          1.09(d)        4.83               311
   Year ended 10/31/99 .....        168,572           .99(d)        4.25               322
   Year ended 10/31/98 .....        179,003          1.00(d)        4.21                27
   Year ended 10/31/97 .....        170,631          1.02(d)        4.85                98
   Class B
   Year ended 10/31/00 .....       $ 35,326          1.75%(d)       3.83%              105%
   Year ended 10/31/00 .....         25,070          1.80(d)        4.12               311
   Year ended 10/31/99 .....         32,585          1.70(d)        3.52               322
   Year ended 10/31/98 .....         48,751          1.71(d)        3.49                27
   Year ended 10/31/97 .....         45,542          1.75(d)        4.12                98
   Class C
   Year ended 10/31/00 .....       $ 16,650          1.74%(d)       3.84%              105%
   Year ended 10/31/00 .....         13,930          1.80(d)        4.14               311
   Year ended 10/31/99 .....         19,679          1.70(d)        3.55               322
   Year ended 10/31/98 .....         21,992          1.70(d)        3.51                27
   Year ended 10/31/97 .....         19,057          1.72(d)        4.15                98

California Portfolio
   Class A
   Year ended 10/31/01 .....       $755,947          0.77%(e)       4.98%               78%
   Year ended 10/31/00 .....        714,654          0.84(e)        5.32               124
   Year ended 10/31/99 .....        684,403          0.71(e)        4.88                88
   Year ended 10/31/98 .....        550,626          0.72(e)        4.99                22
   Year ended 10/31/97 .....        470,444          0.78(e)        5.43                20
   Class B
   Year ended 10/31/01 .....       $269,726          1.48%(e)       4.26%               78%
   Year ended 10/31/00 .....        222,897          1.54(e)        4.61               124
   Year ended 10/31/99 .....        224,924          1.41(e)        4.14                88
   Year ended 10/31/98 .....        207,751          1.43(e)        4.30                22
   Year ended 10/31/97 .....        166,672          1.48(e)        4.72                20
   Class C
   Year ended 10/31/01 .....       $211,502          1.47%(e)       4.25%               78%
   Year ended 10/31/00 .....        156,156          1.54(e)        4.62               124
   Year ended 10/31/99 .....        159,219          1.41(e)        4.17                88
   Year ended 10/31/98 .....        124,115          1.42(e)        4.29                22
   Year ended 10/31/97 .....         90,742          1.48(e)        4.73                20

Insured California Portfolio
   Class A
   Year ended 10/31/01 .....       $168,469          1.04%          4.44%              140%
   Year ended 10/31/00 .....        115,983          1.09           4.82               174
   Year ended 10/31/99 .....        111,535          1.05           4.59               100
   Year ended 10/31/98 .....        113,102          1.05           4.52                 0
   Year ended 10/31/97 .....        103,647          1.11           5.09                35
   Class B
   Year ended 10/31/01 .....       $ 27,015          1.74%          3.72%              140%
   Year ended 10/31/00 .....         18,925          1.79           4.11               174
   Year ended 10/31/99 .....         21,628          1.76           3.85               100
   Year ended 10/31/98 .....         29,957          1.76           3.82                 0
   Year ended 10/31/97 .....         27,976          1.81           4.39                35

--------------------------------------------------------------------------------
Please refer to the footnotes on page 50.

--------------------------------------------------------------------------------
Please refer to the footnotes on page 50.

                                     42 & 43


                                                 Income from Investment Operations           Less Dividends and Distributions
                                           --------------------------------------------  -----------------------------------------
                                                              Net Gains
                                Net Asset                    or Losses on                Dividends   Distributions
                                 Value,                       Securities     Total from   from Net    in Excess of   Distributions
                                Beginning  Net Investment   (both realized   Investment  Investment  Net Investment      from
  Fiscal Year or Period         of Period  Income (Loss)+   and unrealized)  Operations    Income        Income      Capital Gains
  ---------------------        ----------- --------------   ---------------  ----------  ----------  --------------  -------------
Insured California
Portfolio (continued)
   Class C
   Year ended 10/31/01 .......   $13.75       $0.52(a)          $ 0.76         $ 1.28      $(0.52)      $(0.04)          $ 0.00
   Year ended 10/31/00 .......    13.11        0.54(a)            0.64           1.18       (0.54)        0.00             0.00
   Year ended 10/31/99 .......    14.25        0.54(a)           (1.15)         (0.61)      (0.53)        0.00             0.00
   Year ended 10/31/98 .......    13.89        0.54(a)            0.39           0.93       (0.54)       (0.03)            0.00
   Year ended 10/31/97 .......    13.39        0.59(a)            0.50           1.09       (0.59)        0.00             0.00

Arizona Portfolio
   Class A
   Year ended 9/30/01 ........   $10.47       $0.54(a)          $ 0.34         $ 0.88      $(0.54)      $(0.01)          $ 0.00
   Year ended 9/30/00 ........    10.40        0.55(a)            0.07           0.62       (0.55)        0.00             0.00
   Year ended 9/30/99 ........    11.03        0.51(a)           (0.55)         (0.04)      (0.51)       (0.04)           (0.04)
   Year ended 9/30/98 ........    10.78        0.54(a)            0.45           0.99       (0.54)       (0.02)           (0.18)
   Year ended 9/30/97 ........    10.32        0.57(a)            0.48           1.05       (0.57)        0.00            (0.02)
   Class B
   Year ended 9/30/01 ........   $10.46       $0.47(a)          $ 0.33         $ 0.80      $(0.47)      $(0.01)          $ 0.00
   Year ended 9/30/00 ........    10.39        0.48(a)            0.07           0.55       (0.48)        0.00             0.00
   Year ended 9/30/99 ........    11.03        0.43(a)           (0.55)         (0.12)      (0.43)       (0.05)           (0.04)
   Year ended 9/30/98 ........    10.78        0.45(a)            0.47           0.92       (0.45)       (0.04)           (0.18)
   Year ended 9/30/97 ........    10.32        0.50(a)            0.48           0.98       (0.50)        0.00            (0.02)
   Class C
   Year ended 9/30/01 ........   $10.46       $0.47(a)          $ 0.33         $ 0.80      $(0.47)      $(0.01)          $ 0.00
   Year ended 9/30/00 ........    10.39        0.48(a)            0.07           0.55       (0.48)        0.00             0.00
   Year ended 9/30/99 ........    11.03        0.43(a)           (0.55)         (0.12)      (0.43)       (0.05)           (0.04)
   Year ended 9/30/98 ........    10.78        0.45(a)            0.47           0.92       (0.45)       (0.04)           (0.18)
   Year ended 9/30/97 ........    10.32        0.50(a)            0.48           0.98       (0.50)        0.00            (0.02)

Florida Portfolio
   Class A
   Year ended 9/30/01 ........   $ 9.76       $0.53(a)          $ 0.40         $ 0.93      $(0.53)      $ 0.00           $ 0.00
   Year ended 9/30/00 ........     9.81        0.53(a)           (0.05)          0.48       (0.53)        0.00             0.00
   Year ended 9/30/99 ........    10.48        0.51(a)           (0.65)         (0.14)      (0.51)       (0.02)            0.00
   Year ended 9/30/98 ........    10.14        0.52(a)            0.37           0.89       (0.52)       (0.03)            0.00
   Year ended 9/30/97 ........     9.73        0.55(a)            0.41           0.96       (0.55)        0.00             0.00
   Class B
   Year ended 9/30/01 ........   $ 9.77       $0.46(a)          $ 0.39         $ 0.85      $(0.45)      $ 0.00           $ 0.00
   Year ended 9/30/00 ........     9.81        0.46(a)           (0.05)          0.41       (0.45)        0.00             0.00
   Year ended 9/30/99 ........    10.48        0.43(a)           (0.64)         (0.21)      (0.43)       (0.03)            0.00
   Year ended 9/30/98 ........    10.14        0.46(a)            0.36           0.82       (0.46)       (0.02)            0.00
   Year ended 9/30/97 ........     9.74        0.48(a)            0.40           0.88       (0.48)        0.00             0.00
   Class C
   Year ended 9/30/01 ........   $ 9.77       $0.46(a)          $ 0.39         $ 0.85      $(0.45)      $ 0.00           $ 0.00
   Year ended 9/30/00 ........     9.81        0.46(a)           (0.05)          0.41       (0.45)        0.00             0.00
   Year ended 9/30/99 ........    10.48        0.43(a)           (0.64)         (0.21)      (0.43)       (0.03)            0.00
   Year ended 9/30/98 ........    10.14        0.46(a)            0.36           0.82       (0.46)       (0.02)            0.00
   Year ended 9/30/97 ........     9.74        0.49(a)            0.39           0.88       (0.48)        0.00             0.00

Massachusetts Portfolio
   Class A
   Year ended 9/30/01 ........   $10.59       $0.56(a)          $ 0.47         $ 1.03      $(0.56)      $(0.01)          $ 0.00
   Year ended 9/30/00 ........    10.66        0.58(a)           (0.09)          0.49       (0.56)        0.00             0.00
   Year ended 9/30/99 ........    11.39        0.53(a)           (0.66)         (0.13)      (0.53)       (0.04)           (0.03)
   Year ended 9/30/98 ........    11.19        0.54(a)            0.45           0.99       (0.54)       (0.06)           (0.19)
   Year ended 9/30/97 ........    10.85        0.58(a)            0.57           1.15       (0.58)       (0.03)           (0.20)
   Class B
   Year ended 9/30/01 ........   $10.57       $0.49(a)          $ 0.47         $ 0.96      $(0.49)      $(0.01)          $ 0.00
   Year ended 9/30/00 ........    10.65        0.50(a)           (0.09)          0.41       (0.49)        0.00             0.00
   Year ended 9/30/99 ........    11.38        0.45(a)           (0.65)         (0.20)      (0.45)       (0.05)           (0.03)
   Year ended 9/30/98 ........    11.19        0.46(a)            0.45           0.91       (0.46)       (0.07)           (0.19)
   Year ended 9/30/97 ........    10.84        0.51(a)            0.58           1.09       (0.51)       (0.03)           (0.20)
   Class C
   Year ended 9/30/01 ........   $10.57       $0.49(a)          $ 0.47         $ 0.96      $(0.49)      $(0.01)          $ 0.00
   Year ended 9/30/00 ........    10.65        0.50(a)           (0.09)          0.41       (0.49)        0.00             0.00
   Year ended 9/30/99 ........    11.38        0.45(a)           (0.65)         (0.20)      (0.45)       (0.05)           (0.03)
   Year ended 9/30/98 ........    11.19        0.47(a)            0.44           0.91       (0.47)       (0.06)           (0.19)
   Year ended 9/30/97 ........    10.84        0.51(a)            0.58           1.09       (0.51)       (0.03)           (0.20)

Michigan Portfolio
   Class A
   Year ended 9/30/01 ........   $10.16       $0.52(a)          $ 0.48         $ 1.00      $(0.52)      $(0.01)          $ 0.00
   Year ended 9/30/00 ........    10.06        0.53(a)             .09            .62       (0.52)        0.00             0.00
   Year ended 9/30/99 ........    10.62        0.46(a)           (0.45)          0.01       (0.46)       (0.04)           (0.07)
   Year ended 9/30/98 ........    10.52        0.48(a)            0.44           0.92       (0.48)       (0.05)           (0.29)
   Year ended 9/30/97 ........    10.12        0.53(a)            0.55           1.08       (0.53)       (0.02)           (0.13)

                                    Less
                                Distributions
                                -------------
                                    Total      Net Asset
                                  Dividends     Value,
                                     and        End of       Total
  Fiscal Year or Period         Distributions   Period     Return (b)
  ---------------------         -------------  ---------   ----------
Insured California
Portfolio (continued)
   Class C
   Year ended 10/31/01 .......     $(0.56)      $14.47        9.46%
   Year ended 10/31/00 .......      (0.54)       13.75        9.27
   Year ended 10/31/99 .......      (0.53)       13.11       (4.44)
   Year ended 10/31/98 .......      (0.57)       14.25        6.84
   Year ended 10/31/97 .......      (0.59)       13.89        8.37

Arizona Portfolio
   Class A
   Year ended 9/30/01 ........     $(0.55)      $10.80        8.56%
   Year ended 9/30/00 ........      (0.55)       10.47        6.17
   Year ended 9/30/99 ........      (0.59)       10.40       (0.45)
   Year ended 9/30/98 ........      (0.74)       11.03        9.54
   Year ended 9/30/97 ........      (0.59)       10.78       10.54
Class B
   Year ended 9/30/01 ........     $(0.48)      $10.78        7.76%
   Year ended 9/30/00 ........      (0.48)       10.46        5.45
   Year ended 9/30/99 ........      (0.52)       10.39       (1.19)
   Year ended 9/30/98 ........      (0.67)       11.03        8.84
   Year ended 9/30/97 ........      (0.52)       10.78        9.80
   Class C
   Year ended 9/30/01 ........     $(0.48)      $10.78        7.76%
   Year ended 9/30/00 ........      (0.48)       10.46        5.45
   Year ended 9/30/99 ........      (0.52)       10.39       (1.19)
   Year ended 9/30/98 ........      (0.67)       11.03        8.83
   Year ended 9/30/97 ........      (0.52)       10.78        9.80

Florida Portfolio
   Class A
   Year ended 9/30/01 ........     $(0.53)      $10.16        9.71%
   Year ended 9/30/00 ........      (0.53)        9.76        5.10
   Year ended 9/30/99 ........      (0.53)        9.81       (1.38)
   Year ended 9/30/98 ........      (0.55)       10.48        8.97
   Year ended 9/30/97 ........      (0.55)       10.14       10.14
   Class B
   Year ended 9/30/01 ........     $(0.45)      $10.17        8.92%
   Year ended 9/30/00 ........      (0.45)        9.77        4.43
   Year ended 9/30/99 ........      (0.46)        9.81       (2.06)
   Year ended 9/30/98 ........      (0.48)       10.48        8.22
   Year ended 9/30/97 ........      (0.48)       10.14        9.24
   Class C
   Year ended 9/30/01 ........     $(0.45)      $10.17        8.93%
   Year ended 9/30/00 ........      (0.45)        9.77        4.43
   Year ended 9/30/99 ........      (0.46)        9.81       (2.06)
   Year ended 9/30/98 ........      (0.48)       10.48        8.22
   Year ended 9/30/97 ........      (0.48)       10.14        9.23

Massachusetts Portfolio
   Class A
   Year ended 9/30/01 ........     $(0.57)      $11.05        9.92%
   Year ended 9/30/00 ........      (0.56)       10.59        4.86
   Year ended 9/30/99 ........      (0.60)       10.66       (1.24)
   Year ended 9/30/98 ........      (0.79)       11.39        9.18
   Year ended 9/30/97 ........      (0.81)       11.19       11.14
   Class B
   Year ended 9/30/01 ........     $(0.50)      $11.03        9.22%
   Year ended 9/30/00 ........      (0.49)       10.57        4.06
   Year ended 9/30/99 ........      (0.53)       10.65       (1.87)
   Year ended 9/30/98 ........      (0.72)       11.38        8.40
   Year ended 9/30/97 ........      (0.74)       11.19       10.52
   Class C
   Year ended 9/30/01 ........     $(0.50)      $11.03        9.22%
   Year ended 9/30/00 ........      (0.49)       10.57        4.06
   Year ended 9/30/99 ........      (0.53)       10.65       (1.87)
   Year ended 9/30/98 ........      (0.72)       11.38        8.40
   Year ended 9/30/97 ........      (0.74)       11.19       10.52

Michigan Portfolio
   Class A
   Year ended 9/30/01 ........     $(0.53)      $10.63       10.11%
   Year ended 9/30/00 ........      (0.52)       10.16        6.39
   Year ended 9/30/99 ........      (0.57)       10.06        0.03
   Year ended 9/30/98 ........      (0.82)       10.62        9.08
   Year ended 9/30/97 ........      (0.68)       10.52       11.05

                                                    Ratios/Supplemental Data
                                 --------------------------------------------------------------
                                                   Ratio of     Ratio of Net
                                   Net Assets,     Expenses     Income/Loss
                                  End of Period   to Average     to Average         Portfolio
  Fiscal Year or Period          (000's omitted)  Net Assets     Net Assets       Turnover Rate
  ---------------------          ---------------  -----------   ------------      -------------
Insured California
Portfolio (continued)
   Class C
   Year ended 10/31/01 .......      $20,541          1.74%          3.73%              140%
   Year ended 10/31/00 .......       15,536          1.79           4.12               174
   Year ended 10/31/99 .......       16,391          1.75           3.89               100
   Year ended 10/31/98 .......       16,013          1.75           3.82                 0
   Year ended 10/31/97 .......       13,436          1.81           4.39                35

Arizona Portfolio
   Class A
   Year ended 9/30/01 ........      $88,261          0.78%(f)       5.08%              119%
   Year ended 9/30/00 ........       47,258          0.78(f)        5.33               199
   Year ended 9/30/99 ........       38,472          0.78(f)        4.74               217
   Year ended 9/30/98 ........       21,185          0.78(f)        4.92                45
   Year ended 9/30/97 ........        9,225          0.78(f)        5.42               193
Class B
   Year ended 9/30/01 ........      $56,024          1.48%(f)       4.41%              119%
   Year ended 9/30/00 ........       34,232          1.48(f)        4.63               199
   Year ended 9/30/99 ........       31,242          1.48(f)        4.05               217
   Year ended 9/30/98 ........       13,698          1.48(f)        4.21                45
   Year ended 9/30/97 ........        6,531          1.48(f)        4.73               193
   Class C
   Year ended 9/30/01 ........      $13,407          1.48%(f)       4.43%              119%
   Year ended 9/30/00 ........        8,941          1.48(f)        4.64               199
   Year ended 9/30/99 ........        9,368          1.48(f)        4.05               217
   Year ended 9/30/98 ........        4,708          1.48(f)        4.19                45
   Year ended 9/30/97 ........        1,775          1.48(f)        4.70               193

Florida Portfolio
   Class A
   Year ended 9/30/01 ........      $97,714          0.78%(g)       5.33%               70%
   Year ended 9/30/00 ........       75,422          0.73(g)        5.52               281
   Year ended 9/30/99 ........       79,752          0.73(g)        4.94               244
   Year ended 9/30/98 ........       44,440          0.73(g)        5.14                65
   Year ended 9/30/97 ........       17,516          0.73(g)        5.58               204
   Class B
   Year ended 9/30/01 ........      $87,603          1.48%(g)       4.62%               70%
   Year ended 9/30/00 ........       65,391          1.43(g)        4.82               281
   Year ended 9/30/99 ........       67,532          1.43(g)        4.25               244
   Year ended 9/30/98 ........       40,740          1.43(g)        4.46                65
   Year ended 9/30/97 ........       24,820          1.43(g)        4.87               204
   Class C
   Year ended 9/30/01 ........      $40,360          1.48%(g)       4.64%               70%
   Year ended 9/30/00 ........       38,464          1.43(g)        4.83               281
   Year ended 9/30/99 ........       42,169          1.43(g)        4.24               244
   Year ended 9/30/98 ........       31,524          1.43(g)        4.48                65
   Year ended 9/30/97 ........       25,722          1.43(g)        4.89               204

Massachusetts Portfolio
   Class A
   Year ended 9/30/01 ........      $63,384          0.82%(h)       5.20%              108%
   Year ended 9/30/00 ........       45,418          0.77(h)        5.53               389
   Year ended 9/30/99 ........       44,758          0.72(h)        4.74               303
   Year ended 9/30/98 ........       23,026          0.72(h)        4.87                69
   Year ended 9/30/97 ........        9,461          0.72(h)        5.40               134
   Class B
   Year ended 9/30/01 ........      $62,190          1.52%(h)       4.53%              108%
   Year ended 9/30/00 ........       39,964          1.47(h)        4.83               389
   Year ended 9/30/99 ........       42,628          1.42(h)        4.06               303
   Year ended 9/30/98 ........       20,400          1.42(h)        4.16                69
   Year ended 9/30/97 ........        7,230          1.42(h)        4.73               134
   Class C
   Year ended 9/30/01 ........      $44,688          1.52%(h)       4.53%              108%
   Year ended 9/30/00 ........       31,207          1.47(h)        4.83               389
   Year ended 9/30/99 ........       29,365          1.42(h)        4.05               303
   Year ended 9/30/98 ........       18,050          1.42(h)        4.18                69
   Year ended 9/30/97 ........        7,815          1.42(h)        4.75               134

Michigan Portfolio
   Class A
   Year ended 9/30/01 ........      $32,804          1.01%(i)       5.01%              115%
   Year ended 9/30/00 ........       14,609          0.99(i)        5.30               287
   Year ended 9/30/99 ........       11,760          0.96(i)        4.48               213
   Year ended 9/30/98 ........        8,640          0.96(i)        4.57               134
   Year ended 9/30/97 ........        5,836          0.96(i)        5.24               161

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Please refer to the footnotes on page 50.

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Please refer to the footnotes on page 50.


                                     44 & 45

                                                 Income from Investment Operations           Less Dividends and Distributions
                                           --------------------------------------------  -----------------------------------------
                                                              Net Gains
                                Net Asset                    or Losses on                Dividends   Distributions
                                 Value,                       Securities     Total from   from Net    in Excess of   Distributions
                                Beginning  Net Investment   (both realized   Investment  Investment  Net Investment      from
  Fiscal Year or Period         of Period  Income (Loss)+   and unrealized)  Operations    Income        Income      Capital Gains
  ---------------------        ----------- --------------   ---------------  ----------  ----------  --------------  -------------
Michigan Portfolio (continued)
   Class B
   Year ended 9/30/01 .......    $10.15        $0.45(a)          $ 0.48        $ 0.93      $(0.45)      $(0.01)          $ 0.00
   Year ended 9/30/00 .......     10.05         0.45(a)            0.10          0.55       (0.45)        0.00             0.00
   Year ended 9/30/99 .......     10.61         0.39(a)           (0.45)        (0.06)      (0.39)       (0.04)           (0.07)
   Year ended 9/30/98 .......     10.52         0.40(a)            0.44          0.84       (0.40)       (0.06)           (0.29)
   Year ended 9/30/97 .......     10.12         0.46(a)            0.55          1.01       (0.46)       (0.02)           (0.13)
   Class C
   Year ended 9/30/01 .......    $10.14        $0.45(a)          $ 0.49        $ 0.94      $(0.45)      $(0.01)          $ 0.00
   Year ended 9/30/00 .......     10.05         0.46(a)            0.08          0.54       (0.45)        0.00             0.00
   Year ended 9/30/99 .......     10.61         0.40(a)           (0.46)        (0.06)      (0.40)       (0.03)           (0.07)
   Year ended 9/30/98 .......     10.52         0.41(a)            0.43          0.84       (0.41)       (0.05)           (0.29)
   Year ended 9/30/97 .......     10.12         0.46(a)            0.55          1.01       (0.46)       (0.02)           (0.13)

Minnesota Portfolio
   Class A
   Year ended 9/30/01 .......    $ 9.72        $0.52(a)          $ 0.38        $ 0.90      $(0.52)      $(0.01)          $ 0.00
   Year ended 9/30/00 .......      9.67         0.53(a)            0.03          0.56      $ 0.51)        0.00             0.00
   Year ended 9/30/99 .......     10.22         0.49(a)           (0.53)        (0.04)      (0.49)       (0.02)            0.00
   Year ended 9/30/98 .......      9.97         0.50(a)            0.27          0.77       (0.50)       (0.02)            0.00
   Year ended 9/30/97 .......      9.58         0.53(a)            0.39          0.92       (0.53)        0.00             0.00
   Class B
   Year ended 9/30/01 .......    $ 9.72        $0.45(a)          $ 0.37        $ 0.82      $(0.45)      $(0.01)          $ 0.00
   Year ended 9/30/00 .......      9.67         0.46(a)            0.03          0.49       (0.44)        0.00             0.00
   Year ended 9/30/99 .......     10.22         0.42(a)           (0.53)        (0.11)      (0.42)       (0.02)            0.00
   Year ended 9/30/98 .......      9.97         0.42(a)            0.28          0.70       (0.42)       (0.03)            0.00
   Year ended 9/30/97 .......      9.58         0.46(a)            0.39          0.85       (0.46)        0.00             0.00
   Class C
   Year ended 9/30/01 .......    $ 9.72        $0.45(a)          $ 0.39        $ 0.84      $(0.45)      $(0.01)          $ 0.00
   Year ended 9/30/00 .......      9.67         0.46(a)            0.03          0.49       (0.44)        0.00             0.00
   Year ended 9/30/99 .......     10.22         0.42(a)           (0.53)        (0.11)      (0.42)       (0.02)            0.00
   Year ended 9/30/98 .......      9.97         0.43(a)            0.27          0.70       (0.43)       (0.02)            0.00
   Year ended 9/30/97 .......      9.58         0.46(a)            0.39          0.85       (0.46)        0.00             0.00

New Jersey Portfolio
   Class A
   Year ended 9/30/01 .......    $ 9.92        $0.52(a)          $ 0.20        $ 0.72      $(0.52)      $(0.01)          $ 0.00
   Year ended 9/30/00 .......      9.93         0.52(a)           (0.02)         0.50       (0.51)        0.00             0.00
   Year ended 9/30/99 .......     10.46         0.49(a)           (0.51)        (0.02)      (0.49)       (0.02)            0.00
   Year ended 9/30/98 .......     10.15         0.51(a)            0.32          0.83       (0.51)       (0.01)            0.00
   Year ended 9/30/97 .......      9.72         0.51(a)            0.44          0.95       (0.51)       (0.01)            0.00
   Class B
   Year ended 9/30/01 .......    $ 9.92        $0.44(a)          $ 0.20        $ 0.64      $(0.44)      $(0.01)          $ 0.00
   Year ended 9/30/00 .......      9.93         0.45(a)           (0.02)         0.43       (0.44)        0.00             0.00
   Year ended 9/30/99 .......     10.46         0.42(a)           (0.51)        (0.09)      (0.42)       (0.02)            0.00
   Year ended 9/30/98 .......     10.16         0.43(a)            0.32          0.75       (0.43)       (0.02)            0.00
   Year ended 9/30/97 .......      9.72         0.44(a)            0.45          0.89       (0.44)       (0.01)            0.00
   Class C
   Year ended 9/30/01 .......    $ 9.93        $0.44(a)          $ 0.19        $ 0.63      $(0.44)      $(0.01)          $ 0.00
   Year ended 9/30/00 .......      9.93         0.45(a)           (0.01)         0.44       (0.44)        0.00             0.00
   Year ended 9/30/99 .......     10.46         0.43(a)           (0.52)        (0.09)      (0.43)       (0.01)            0.00
   Year ended 9/30/98 .......     10.16         0.43(a)            0.32          0.75       (0.43)       (0.02)            0.00
   Year ended 9/30/97 .......      9.72         0.44(a)            0.45          0.89       (0.44)       (0.01)            0.00

New York Portfolio
   Class A
   Year ended 10/31/01 ......    $ 9.70        $0.53(a)          $ 0.22        $ 0.75      $(0.52)      $ 0.00           $ 0.00
   Year ended 10/31/00 ......      9.45         0.52(a)            0.25          0.77       (0.52)        0.00             0.00
   Year ended 10/31/99 ......     10.29         0.51(a)           (0.83)        (0.32)      (0.51)       (0.01)            0.00
   Year ended 10/31/98 ......     10.10         0.51(a)            0.21          0.72       (0.51)       (0.02)            0.00
   Year ended 10/31/97 ......      9.66         0.53(a)            0.46          0.99       (0.54)       (0.01)            0.00
   Class B
   Year ended 10/31/01 ......    $ 9.70        $0.45(a)          $ 0.23        $ 0.68      $(0.45)      $ 0.00           $ 0.00
   Year ended 10/31/00 ......      9.45         0.45(a)            0.25          0.70       (0.45)        0.00             0.00
   Year ended 10/31/99 ......     10.29         0.44(a)           (0.83)        (0.39)      (0.44)       (0.01)            0.00
   Year ended 10/31/98 ......     10.10         0.44(a)            0.21          0.65       (0.44)       (0.02)            0.00
   Year ended 10/31/97 ......      9.66         0.46(a)            0.46          0.92       (0.47)       (0.01)            0.00
   Class C
   Year ended 10/31/01 ......    $ 9.71        $0.46(a)          $ 0.22        $ 0.68      $(0.45)      $ 0.00           $ 0.00
   Year ended 10/31/00 ......      9.45         0.45(a)            0.26          0.71       (0.45)        0.00             0.00
   Year ended 10/31/99 ......     10.29         0.44(a)           (0.83)        (0.39)      (0.44)       (0.01)            0.00
   Year ended 10/31/98 ......     10.10         0.44(a)            0.21          0.65       (0.44)       (0.02)            0.00
   Year ended 10/31/97 ......      9.66         0.46(a)            0.46          0.92       (0.47)       (0.01)            0.00

                                    Less
                                Distributions
                                -------------
                                    Total      Net Asset
                                  Dividends     Value,
                                     and        End of       Total
  Fiscal Year or Period         Distributions   Period     Return (b)
  ---------------------         -------------  ---------   ----------
Michigan Portfolio (continued)
   Class B
   Year ended 9/30/01 .......      $(0.46)      $10.62        9.39%
   Year ended 9/30/00 .......       (0.45)       10.15        5.55
   Year ended 9/30/99 .......       (0.50)       10.05       (0.64)
   Year ended 9/30/98 .......       (0.75)       10.61        8.26
   Year ended 9/30/97 .......       (0.61)       10.52       10.30
   Class C
   Year ended 9/30/01 .......      $(0.46)      $10.62        9.50%
   Year ended 9/30/00 .......       (0.45)       10.14        5.55
   Year ended 9/30/99 .......       (0.50)       10.05       (0.64)
   Year ended 9/30/98 .......       (0.75)       10.61        8.26
   Year ended 9/30/97 .......       (0.61)       10.52       10.30

Minnesota Portfolio
   Class A
   Year ended 9/30/01 .......      $(0.53)      $10.09        9.44%
   Year ended 9/30/00 .......       (0.51)        9.72        6.09
   Year ended 9/30/99 .......       (0.51)        9.67       (0.48)
   Year ended 9/30/98 .......       (0.52)       10.22        7.94
   Year ended 9/30/97 .......       (0.53)        9.97        9.93
   Class B
   Year ended 9/30/01 .......      $(0.46)      $10.08        8.61%
   Year ended 9/30/00 .......       (0.44)        9.72        5.32
   Year ended 9/30/99 .......       (0.44)        9.67       (1.19)
   Year ended 9/30/98 .......       (0.45)       10.22        7.17
   Year ended 9/30/97 .......       (0.46)        9.97        9.13
   Class C
   Year ended 9/30/01 .......      $(0.46)      $10.10        8.82%
   Year ended 9/30/00 .......       (0.44)        9.72        5.32
   Year ended 9/30/99 .......       (0.44)        9.67       (1.19)
   Year ended 9/30/98 .......       (0.45)       10.22        7.18
   Year ended 9/30/97 .......       (0.46)        9.97        9.13

New Jersey Portfolio
   Class A
   Year ended 9/30/01 .......      $(0.53)      $10.11        7.33%
   Year ended 9/30/00 .......       (0.51)        9.92        5.31
   Year ended 9/30/99 .......       (0.51)        9.93       (0.29)
   Year ended 9/30/98 .......       (0.52)       10.46        8.36
   Year ended 9/30/97 .......       (0.52)       10.15       10.01
   Class B
   Year ended 9/30/01 .......      $(0.45)      $10.11        6.56%
   Year ended 9/30/00 .......       (0.44)        9.92        4.53
   Year ended 9/30/99 .......       (0.44)        9.93       (0.99)
   Year ended 9/30/98 .......       (0.45)       10.46        7.50
   Year ended 9/30/97 .......       (0.45)       10.16        9.32
   Class C
   Year ended 9/30/01 .......      $(0.45)      $10.11        6.45%
   Year ended 9/30/00 .......       (0.44)        9.93        4.63
   Year ended 9/30/99 .......       (0.44)        9.93       (0.99)
   Year ended 9/30/98 .......       (0.45)       10.46        7.50
   Year ended 9/30/97 .......       (0.45)       10.16        9.32

New York Portfolio
   Class A
   Year ended 10/31/01 ......      $(0.52)      $ 9.93        7.86%
   Year ended 10/31/00 ......       (0.52)        9.70        8.42
   Year ended 10/31/99 ......       (0.52)        9.45       (3.27)
   Year ended 10/31/98 ......       (0.53)       10.29        7.31
   Year ended 10/31/97 ......       (0.55)       10.10       10.52
   Class B
   Year ended 10/31/01 ......      $(0.45)      $ 9.93        7.10%
   Year ended 10/31/00 ......       (0.45)        9.70        7.61
   Year ended 10/31/99 ......       (0.45)        9.45       (3.96)
   Year ended 10/31/98 ......       (0.46)       10.29        6.57
   Year ended 10/31/97 ......       (0.48)       10.10        9.72
   Class C
   Year ended 10/31/01 ......      $(0.45)      $ 9.94        7.09%
   Year ended 10/31/00 ......       (0.45)        9.71        7.72
   Year ended 10/31/99 ......       (0.45)        9.45       (3.96)
   Year ended 10/31/98 ......       (0.46)       10.29        6.57
   Year ended 10/31/97 ......       (0.48)       10.10        9.72

                                                    Ratios/Supplemental Data
                                 --------------------------------------------------------------
                                                   Ratio of     Ratio of Net
                                   Net Assets,     Expenses     Income/Loss
                                  End of Period   to Average     to Average         Portfolio
  Fiscal Year or Period          (000's omitted)  Net Assets     Net Assets       Turnover Rate
  ---------------------          ---------------  -----------   -------------     -------------
Michigan Portfolio (continued)
   Class B
   Year ended 9/30/01 .......      $ 29,436          1.71%(i)       4.34%              115%
   Year ended 9/30/00 .......        14,943          1.69(i)        4.59               287
   Year ended 9/30/99 .......        13,844          1.66(i)        3.79               213
   Year ended 9/30/98 .......         9,411          1.66(i)        3.87               134
   Year ended 9/30/97 .......         5,300          1.66(i)        4.5                161
   Class C
   Year ended 9/30/01 .......      $ 24,142          1.71%(i)       4.35%              115%
   Year ended 9/30/00 .......        12,061          1.69(i)        4.60               287
   Year ended 9/30/99 .......        10,747          1.66(i)        3.78               213
   Year ended 9/30/98 .......         8,983          1.66(i)        3.88               134
   Year ended 9/30/97 .......         5,089          1.66(i)        4.55               161

Minnesota Portfolio
   Class A
   Year ended 9/30/01 .......      $ 30,501          0.90%(j)       5.23%               61%
   Year ended 9/30/00 .......        20,212          0.81(j)        5.57               307
   Year ended 9/30/99 .......        10,601          0.75(j)        4.90               259
   Year ended 9/30/98 .......         6,261          0.75(j)        4.92                30
   Year ended 9/30/97 .......         4,120          0.75(j)        5.44               131
   Class B
   Year ended 9/30/01 .......      $ 17,304          1.60%(j)       4.52%               61%
   Year ended 9/30/00 .......        12,064          1.51(j)        4.81               307
   Year ended 9/30/99 .......        14,111          1.46(j)        4.16               259
   Year ended 9/30/98 .......        13,867          1.46(j)        4.19                30
   Year ended 9/30/97 .......         8,517          1.46(j)        4.75               131
   Class C
   Year ended 9/30/01 .......      $ 11,434          1.60%(j)       4.51%               61%
   Year ended 9/30/00 .......         7,524          1.50(j)        4.84               307
   Year ended 9/30/99 .......         9,081          1.45(j)        4.17               259
   Year ended 9/30/98 .......         7,716          1.45(j)        4.23                30
   Year ended 9/30/97 .......         7,358          1.45(j)        4.76               131

New Jersey Portfolio
   Class A
   Year ended 9/30/01 .......      $ 80,489          0.87%(k)       5.04%              111%
   Year ended 9/30/00 .......        49,667          0.85(k)        5.36               224
   Year ended 9/30/99 .......        33,109          0.82(k)        4.82               131
   Year ended 9/30/98 .......        22,333          0.82(k)        4.93                35
   Year ended 9/30/97 .......        16,309          0.82(k)        5.16                61
   Class B
   Year ended 9/30/01 .......      $103,889          1.57%(k)       4.33%              111%
   Year ended 9/30/00 .......        62,149          1.55(k)        4.63               224
   Year ended 9/30/99 .......        64,929          1.53(k)        4.10               131
   Year ended 9/30/98 .......        48,027          1.53(k)        4.23                35
   Year ended 9/30/97 .......        38,308          1.53(k)        4.45                61
   Class C
   Year ended 9/30/01 .......      $ 46,025          1.57%(k)       4.34%              111%
   Year ended 9/30/00 .......        31,115          1.54(k)        4.64               224
   Year ended 9/30/99 .......        32,578          1.52(k)        4.12               131
   Year ended 9/30/98 .......        26,018          1.52(k)        4.23                35
   Year ended 9/30/97 .......        21,404          1.52(k)        4.47                61

New York Portfolio
   Class A
   Year ended 10/31/01 ......      $326,500          0.59%(l)       5.28%               92%
   Year ended 10/31/00 ......       259,997          0.77(l)        5.46               187
   Year ended 10/31/99 ......       234,835          0.61(l)        5.12               134
   Year ended 10/31/98 ......       207,031          0.61(l)        5.04                18
   Year ended 10/31/97 ......       181,745          0.65(l)        5.45                34
   Class B
   Year ended 10/31/01 ......      $165,787          1.30%(l)       4.59%               92%
   Year ended 10/31/00 ......       100,651          1.48(l)        4.75               187
   Year ended 10/31/99 ......       111,283          1.32(l)        4.38               134
   Year ended 10/31/98 ......       114,739          1.32(l)        4.34                18
   Year ended 10/31/97 ......        96,119          1.35(l)        4.75                34
   Class C
   Year ended 10/31/01 ......      $ 54,631          1.30%(l)       4.60%               92%
   Year ended 10/31/00 ......        42,888          1.47(l)        4.76               187
   Year ended 10/31/99 ......        48,205          1.31(l)        4.41               134
   Year ended 10/31/98 ......        44,736          1.31(l)        4.33                18
   Year ended 10/31/97 ......        38,890          1.35(l)        4.75                34

--------------------------------------------------------------------------------
Please refer to the footnotes on page 50.

--------------------------------------------------------------------------------
Please refer to the footnotes on page 50.



                                     46 & 47


                                                 Income from Investment Operations           Less Dividends and Distributions
                                           --------------------------------------------  -----------------------------------------
                                                              Net Gains
                                Net Asset                    or Losses on                Dividends   Distributions
                                 Value,                       Securities     Total from   from Net    in Excess of   Distributions
                                Beginning  Net Investment   (both realized   Investment  Investment  Net Investment      from
  Fiscal Year or Period         of Period  Income (Loss)+   and unrealized)  Operations    Income        Income      Capital Gains
  ---------------------        ----------- --------------   ---------------  ----------  ----------  --------------  -------------
Ohio Portfolio
   Class A
   Year ended 9/30/01 .......    $ 9.77      $0.54(a)           $ 0.23         $ 0.77     $(0.53)      $ 0.00           $ 0.00
   Year ended 9/30/00 .......      9.86       0.54(a)            (0.12)          0.42      (0.51)        0.00             0.00
   Year ended 9/30/99 .......     10.45       0.49(a)            (0.55)         (0.06)     (0.49)       (0.04)            0.00
   Year ended 9/30/98 .......     10.16       0.52(a)             0.30           0.82      (0.52)       (0.01)            0.00
   Year ended 9/30/97 .......      9.61       0.54(a)             0.54           1.08      (0.53)        0.00             0.00
   Class B
   Year ended 9/30/01 .......    $ 9.77      $0.47(a)           $ 0.24         $ 0.71     $(0.47)      $ 0.00           $ 0.00
   Year ended 9/30/00 .......      9.86       0.46(a)            (0.11)          0.35      (0.44)        0.00             0.00
   Year ended 9/30/99 .......     10.45       0.43(a)            (0.57)         (0.14)     (0.43)       (0.02)            0.00
   Year ended 9/30/98 .......     10.16       0.45(a)             0.30           0.75      (0.45)       (0.01)            0.00
   Year ended 9/30/97 .......      9.61       0.48(a)             0.53           1.01      (0.46)        0.00             0.00
   Class C
   Year ended 9/30/01 .......    $ 9.77      $0.47(a)           $ 0.25         $ 0.72     $(0.47)      $ 0.00           $ 0.00
   Year ended 9/30/00 .......      9.86       0.47(a)            (0.12)          0.35      (0.44)        0.00             0.00
   Year ended 9/30/99 .......     10.45       0.43(a)            (0.57)         (0.14)     (0.43)       (0.02)            0.00
   Year ended 9/30/98 .......     10.16       0.45(a)             0.30           0.75      (0.45)       (0.01)            0.00
   Year ended 9/30/97 .......      9.61       0.47(a)             0.54           1.01      (0.46)        0.00             0.00

Pennsylvania Portfolio
   Class A
   Year ended 9/30/01 .......    $ 9.88      $0.52(a)           $ 0.55         $ 1.07     $(0.52)      $(0.01)          $ 0.00
   Year ended 9/30/00 .......      9.89       0.52(a)            (0.01)          0.51      (0.52)        0.00             0.00
   Year ended 9/30/99 .......     10.66       0.49(a)            (0.73)         (0.24)     (0.49)       (0.04)            0.00
   Year ended 9/30/98 .......     10.33       0.53(a)             0.35           0.88      (0.53)       (0.02)            0.00
   Year ended 9/30/97 .......      9.85       0.55(a)             0.49           1.04      (0.55)       (0.01)            0.00
   Class B
   Year ended 9/30/01 .......    $ 9.88      $0.45(a)           $ 0.54         $ 0.99     $(0.45)      $(0.01)          $ 0.00
   Year ended 9/30/00 .......      9.89       0.45(a)            (0.02)          0.43      (0.44)        0.00             0.00
   Year ended 9/30/99 .......     10.66       0.41(a)            (0.73)         (0.32)     (0.41)       (0.04)            0.00
   Year ended 9/30/98 .......     10.33       0.46(a)             0.34           0.80      (0.46)       (0.01)            0.00
   Year ended 9/30/97 .......      9.86       0.47(a)             0.49           0.96      (0.47)       (0.02)            0.00
   Class C
   Year ended 9/30/01 .......    $ 9.88      $0.45(a)           $ 0.54         $ 0.99     $(0.45)      $(0.01)          $ 0.00
   Year ended 9/30/00 .......      9.89       0.46(a)            (0.03)          0.43      (0.44)        0.00             0.00
   Year ended 9/30/99 .......     10.66       0.41(a)            (0.73)         (0.32)     (0.41)       (0.04)            0.00
   Year ended 9/30/98 .......     10.33       0.46(a)             0.34           0.80      (0.46)       (0.01)            0.00
   Year ended 9/30/97 .......      9.86       0.47(a)             0.49           0.96      (0.47)       (0.02)            0.00

Virginia Portfolio
   Class A
   Year ended 9/30/01 .......    $10.35      $0.54(a)           $ 0.20         $ 0.74     $(0.54)      $(0.01)          $ 0.00
   Year ended 9/30/00 .......     10.32       0.56(a)             0.02           0.58      (0.55)        0.00             0.00
   Year ended 9/30/99 .......     11.02       0.49(a)            (0.60)         (0.11)     (0.49)       (0.07)           (0.03)
   Year ended 9/30/98 .......     10.90       0.52(a)             0.49           1.01      (0.52)       (0.05)           (0.32)
   Year ended 9/30/97 .......     10.58       0.57(a)             0.57           1.14      (0.57)        0.00            (0.25)
   Class B
   Year ended 9/30/01 .......    $10.34      $0.47(a)           $ 0.20         $ 0.67     $(0.47)      $(0.01)          $ 0.00
   Year ended 9/30/00 .......     10.31       0.49(a)             0.02           0.51      (0.48)        0.00             0.00
   Year ended 9/30/99 .......     11.01       0.42(a)            (0.60)         (0.18)     (0.42)       (0.07)           (0.03)
   Year ended 9/30/98 .......     10.90       0.44(a)             0.49           0.93      (0.44)       (0.06)           (0.32)
   Year ended 9/30/97 .......     10.57       0.50(a)             0.58           1.08      (0.50)        0.00            (0.25)
   Class C
   Year ended 9/30/01 .......    $10.33      $0.47(a)           $ 0.20         $ 0.67     $(0.47)      $(0.01)          $ 0.00
   Year ended 9/30/00 .......     10.31       0.49(a)             0.01           0.50      (0.48)        0.00             0.00
   Year ended 9/30/99 .......     11.01       0.42(a)            (0.60)         (0.18)     (0.42)       (0.07)           (0.03)
   Year ended 9/30/98 .......     10.90       0.44(a)             0.49           0.93      (0.44)       (0.06)           (0.32)
   Year ended 9/30/97 .......     10.57       0.50(a)             0.58           1.08      (0.50)        0.00            (0.25)

                                    Less
                                Distributions
                                -------------
                                    Total      Net Asset
                                  Dividends     Value,
                                     and        End of      Total
  Fiscal Year or Period         Distributions   Period    Return (b)
  ---------------------         -------------  ---------  ----------
Ohio Portfolio
   Class A
   Year ended 9/30/01 .......      $(0.53)      $10.01        8.04%
   Year ended 9/30/00 .......       (0.51)        9.77        4.54
   Year ended 9/30/99 .......       (0.53)        9.86       (0.70)
   Year ended 9/30/98 .......       (0.53)       10.45        8.30
   Year ended 9/30/97 .......       (0.53)       10.16       11.60
   Class B
   Year ended 9/30/01 .......      $(0.47)      $10.01        7.33%
   Year ended 9/30/00 .......       (0.44)        9.77        3.78
   Year ended 9/30/99 .......       (0.45)        9.86       (1.38)
   Year ended 9/30/98 .......       (0.46)       10.45        7.56
   Year ended 9/30/97 .......       (0.46)       10.16       10.80
   Class C
   Year ended 9/30/01 .......      $(0.47)      $10.02        7.43%
   Year ended 9/30/00 .......       (0.44)        9.77        3.78
   Year ended 9/30/99 .......       (0.45)        9.86       (1.38)
   Year ended 9/30/98 .......       (0.46)       10.45        7.56
   Year ended 9/30/97 .......       (0.46)       10.16       10.80

Pennsylvania Portfolio
   Class A
   Year ended 9/30/01 .......      $(0.53)      $10.42       11.11%
   Year ended 9/30/00 .......       (0.52)        9.88        5.35
   Year ended 9/30/99 .......       (0.53)        9.89       (2.43)
   Year ended 9/30/98 .......       (0.55)       10.66        8.72
   Year ended 9/30/97 .......       (0.56)       10.33       10.85
   Class B
   Year ended 9/30/01 .......      $(0.46)      $10.41       10.25%
   Year ended 9/30/00 .......       (0.44)        9.88        4.58
   Year ended 9/30/99 .......       (0.45)        9.89       (3.10)
   Year ended 9/30/98 .......       (0.47)       10.66        7.98
   Year ended 9/30/97 .......       (0.49)       10.33        9.95
   Class C
   Year ended 9/30/01 .......      $(0.46)      $10.41       10.25%
   Year ended 9/30/00 .......       (0.44)        9.88        4.58
   Year ended 9/30/99 .......       (0.45)        9.89       (3.10)
   Year ended 9/30/98 .......       (0.47)       10.66        7.98
   Year ended 9/30/97 .......       (0.49)       10.33        9.95

Virginia Portfolio
   Class A
   Year ended 9/30/01 .......      $(0.55)      $10.54        7.32%
   Year ended 9/30/00 .......       (0.55)       10.35        5.88
   Year ended 9/30/99 .......       (0.59)       10.32       (1.10)
   Year ended 9/30/98 .......       (0.89)       11.02        9.65
   Year ended 9/30/97 .......       (0.82)       10.90       11.32
   Class B
   Year ended 9/30/01 .......      $(0.48)      $10.53        6.62%
   Year ended 9/30/00 .......       (0.48)       10.34        5.16
   Year ended 9/30/99 .......       (0.52)       10.31       (1.73)
   Year ended 9/30/98 .......       (0.82)       11.01        8.85
   Year ended 9/30/97 .......       (0.75)       10.90       10.70
   Class C
   Year ended 9/30/01 .......      $(0.48)      $10.52        6.62%
   Year ended 9/30/00 .......       (0.48)       10.33        5.06
   Year ended 9/30/99 .......       (0.52)       10.31       (1.73)
   Year ended 9/30/98 .......       (0.82)       11.01        8.85
   Year ended 9/30/97 .......       (0.75)       10.90       10.70

                                                    Ratios/Supplemental Data
                                 --------------------------------------------------------------
                                                   Ratio of     Ratio of Net
                                   Net Assets,     Expenses     Income/Loss
                                  End of Period   to Average     to Average         Portfolio
  Fiscal Year or Period          (000's omitted)  Net Assets     Net Assets       Turnover Rate
  ---------------------          ---------------  ----------    ------------      -------------
Ohio Portfolio
   Class A
   Year ended 9/30/01 .......       $46,855         0.85%(m)        5.42%              32%
   Year ended 9/30/00 .......        32,490         0.76(m)         5.57              307
   Year ended 9/30/99 .......        27,229         0.75(m)         4.88              208
   Year ended 9/30/98 .......        14,220         0.75(m)         5.05               16
   Year ended 9/30/97 .......         7,596         0.75(m)         5.49              104
   Class B
   Year ended 9/30/01 .......       $54,575         1.55%(m)        4.72%              32%
   Year ended 9/30/00 .......        40,812         1.47(m)         4.84              307
   Year ended 9/30/99 .......        49,055         1.46(m)         4.17              208
   Year ended 9/30/98 .......        37,289         1.46(m)         4.34               16
   Year ended 9/30/97 .......        26,821         1.46(m)         4.81              104
   Class C
   Year ended 9/30/01 .......       $36,500         1.55%(m)        4.71%              32%
   Year ended 9/30/00 .......        22,909         1.46(m)         4.85              307
   Year ended 9/30/99 .......        24,126         1.45(m)         4.18              208
   Year ended 9/30/98 .......        16,685         1.45(m)         4.36               16
   Year ended 9/30/97 .......        14,878         1.45(m)         4.81              104

Pennsylvania Portfolio
   Class A
   Year ended 9/30/01 .......       $96,834         0.95%(n)        5.15%             112%
   Year ended 9/30/00 .......        68,288         0.95(n)         5.40              356
   Year ended 9/30/99 .......        62,479         0.95(n)         4.68              249
   Year ended 9/30/98 .......        35,632         0.95(n)         5.10               70
   Year ended 9/30/97 .......        24,948         0.95(n)         5.44               85
   Class B
   Year ended 9/30/01 .......       $62,038         1.65%(n)        4.36%             112%
   Year ended 9/30/00 .......        44,713         1.66(n)         4.69              356
   Year ended 9/30/99 .......        52,012         1.66(n)         3.96              249
   Year ended 9/30/98 .......        39,465         1.66(n)         4.39               70
   Year ended 9/30/97 .......        30,078         1.66(n)         4.72               85
   Class C
   Year ended 9/30/01 .......       $33,334         1.65%(n)        4.42%             112%
   Year ended 9/30/00 .......        23,306         1.65(n)         4.71              356
   Year ended 9/30/99 .......        27,916         1.65(n)         3.98              249
   Year ended 9/30/98 .......        17,531         1.65(n)         4.41               70
   Year ended 9/30/97 .......        15,486         1.65(n)         4.73               85

Virginia Portfolio
   Class A
   Year ended 9/30/01 .......       $53,306         0.72%(o)        5.18%             134%
   Year ended 9/30/00 .......        37,784         0.67(o)         5.52              289
   Year ended 9/30/99 .......        28,148         0.67(o)         4.67              311
   Year ended 9/30/98 .......        10,315         0.67(o)         4.84               62
   Year ended 9/30/97 .......         3,530         0.67(o)         5.39              258
   Class B
   Year ended 9/30/01 .......       $69,534         1.42%(o)        4.49%             134%
   Year ended 9/30/00 .......        49,216         1.37(o)         4.83              289
   Year ended 9/30/99 .......        42,007         1.37(o)         3.97              311
   Year ended 9/30/98 .......        15,973         1.37(o)         4.14               62
   Year ended 9/30/97 .......         5,020         1.37(o)         4.68              258
   Class C
   Year ended 9/30/01 .......       $24,116         1.42%(o)        4.48%             134%
   Year ended 9/30/00 .......        16,848         1.37(o)         4.83              289
   Year ended 9/30/99 .......        12,962         1.37(o)         3.97              311
   Year ended 9/30/98 .......         4,597         1.37(o)         4.11               62
   Year ended 9/30/97 .......         1,207         1.37(o)         4.66              258

--------------------------------------------------------------------------------
Please refer to the footnotes on page 50.

--------------------------------------------------------------------------------
Please refer to the footnotes on page 50.



                                     48 & 49

+ Net of expenses assumed and/or waived by Alliance, except in the case of the Insured California Portfolio for the fiscal years ended October 31, 1996, 1997 and 1998.
(a)   Based on average shares outstanding.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent defered sales charges are not reflected in the calculation of total investment returns.
(c) If the National Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.06%, 1.11%, 1.12%, 1.08% and 1.11% for Class A shares, 1.79%,
      1.79%, 1.74%, 1.79% and 1.79% for Class B shares and 1.78%, 1.79%, 1.79%,
      1.82% and 1.81% for Class C shares.
(d) If the Insured National Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.14%, 1.16%, 1.10%, 1.12% and 1.15% for Class A shares, 1.85%, 1.87%, 1.79%, 1.87% and 1.86% for Class B shares and 1.85%, 1.85%,
      1.80%, 1.83% and 1.84% for Class C shares.
(e) If the California Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.02%, 1.04%, 1.04%, 1.04% and 1.05% for Class A shares, 1.73%,
      1.74%, 1.72%, 1.75% and 1.76% for Class B shares and 1.72%, 1.74%, 1.74%,
      1.76% and 1.74% for Class C shares.
(f) If the Arizona Portfolio had borne all expenses, the respective expense ratios would have been 1.22%, 1.29%, 1.39%, 1.55% and 2.71% for Class A shares, 1.93%, 1.99%, 2.16%, 2.30% and 3.40% for Class B shares and 1.93%,
      1.99%, 2.17%, 2.34% and 3.39% for Class C shares.
(g) If the Florida Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.13%, 1.14%, 1.18%, 1.27% and 1.35% for Class A shares, 1.84%,
      1.85%, 1.91%, 1.97% and 2.05% for Class B shares and 1.83%, 1.85%, 1.91%,
      1.99% and 2.03% for Class C shares.
(h) If the Massachusetts Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal periods) would have been 1.19%, 1.63%, 1.24%, 1.51% and 2.40% for Class A shares, 1.90%, 1.94%, 1.97%, 2.22% and 3.07% for Class B shares and 1.90%, 1.93%,
      1.96%, 2.21% and 3.09% for Class C shares.
(i) If the Michigan Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.44%, 1.63%, 1.62%, 1.89% and 2.46% for Class A shares, 2.16%,
      2.34%, 2.44%, 2.61% and 3.23% for Class B shares and 2.16%, 2.34%, 2.43%,
      2.59% and 3.20% for Class C shares.
(j) If the Minnesota Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.49%, 1.66%, 1.63%, 1.80% and 2.22% for Class A shares, 2.19%,
      2.37%, 2.43%, 2.52% and 2.91% for Class B shares and 2.19%, 2.36%, 2.44%,
      2.48% and 2.89% for Class C shares.
(k) If the New Jersey Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.13%, 1.23%, 1.25%, 1.29% and 1.34% for Class A shares, 1.84%,
      1.94%, 1.99%, 2.00% and 2.04% for Class B shares and 1.83%, 1.93%, 1.98%,
      1.99% and 2.03% for Class C shares.
(l) If the New York Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.04%, 1.10%, 1.11%, 1.08% and 1.12% for Class A shares,1.76%, 1.81%,
      1.76%, 1.80% and 1.84% or Class B shares and 1.76%, 1.80%, 1.77%, 1.82%
      and 1.82% for Class C shares.
(m) If the Ohio Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.20%, 1.29%, 1.30%, 1.35% and 1.52% for Class A shares, 1.91%,
      2.00%, 2.01%, 2.05% and 2.22% for Class B shares and 1.90%, 1.99%, 2.01%,
      2.04% and 2.20% for Class C shares.
(n) If the Pennsylvania Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.16%, 1.23%, 1.24%, 1.29% and 1.40% for Class A shares, 1.86%, 1.94%, 1.98%, 2.00% and 2.09% for Class B shares and 1.86%, 1.93%,
      1.98%, 1.99% and 2.10% for Class C shares.
(o) If the Virginia Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal periods) would have been 1.21%, 1.26%, 1.43%, 2.09% and 3.57% for Class A shares, 1.92%,
      1.97%, 2.20%, 2.84% and 4.29% for Class B shares and 1.92%, 1.96%, 2.19%,
      2.85% and 4.25% for Class C shares.

                     (This page left intentionally blank.)

For more information about the Portfolios, the following documents are available upon request:

Annual/Semi-Annual Reports to Shareholders

The Portfolios' annual and semi-annual reports to shareholders contain additional information on the Portfolios' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Portfolio's performance during its last fiscal year.

Statement of Additional Information (SAI)

Each Portfolio has an SAI, which contains more detailed information about the Portfolio, including its operations and investment policies. The Portfolios' SAIs are incorporated by reference into (and are legally part of) this prospectus.

You may request a free copy of the current annual/semi-annual report or the SAI, or make inquiries concerning the Portfolios by contacting your broker or other financial intermediary, or by contacting Alliance:

By mail:        c/o Alliance Global Investor Services, Inc.
                P.O. Box 1520
                Secaucus, NJ 07096

By phone:       For Information:  (800) 221-5672
                For Literature:   (800) 227-4618

Or you may view or obtain these documents from the Commission:

o Call the Commission at 1-202-942-8090 for information on the operation of the Public Reference Room.

o Reports and other information about the Portfolios are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Comission's Public Reference Section, Washington DC 20549-0102

You also may find more information about Alliance and the Portfolios on the Internet at: www.Alliancecapital.com.

SEC File Nos
------------

811-04791
811-07618
811-5555

--------------------------------------------------------------------------------

Privacy Notice (This information is not part of the Prospectus.)

Alliance Capital Management L.P., the Alliance Family of Funds and Alliance Fund Distributors, Inc. (collectively, "Alliance" or "we") understand the importance of maintaining the confidentiality of our customers' nonpublic personal information. In order to provide financial products and services to our customers efficiently and accurately, we may collect nonpublic personal information about our customers from the following sources: (1) information we receive from account documentation, including applications or other forms (which may include information such as a customer's name, address, social security number, assets and income) and (2) information about our customers' transactions with us, our affiliates and others (including information such as a customer's account balances and account activity).

It is our policy not to disclose nonpublic personal information about our customers (or former customers) except to our affiliates, or to others as permitted or required by law. From time to time, Alliance may disclose nonpublic personal information that we collect about our customers (or former customers), as described above, to non-affiliated third party providers, including those that perform processing or servicing functions and those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement that requires the third party provider to adhere to Alliance's privacy policy. We have policies and procedures to safeguard nonpublic personal information about our customers (or former customers) which include: (1) restricting access to such nonpublic personal information and (2) maintaining physical, electronic and procedural safeguards that comply with federal standards to safeguard such nonpublic personal information.

--------------------------------------------------------------------------------


                                       52